 As filed with the Securities and Exchange Commission on December 22, 2017

Securities Act Registration No. 333-41461

Investment Company Act Reg. No. 811-08529

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 60	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 63	[X]

(Check appropriate box or boxes.)

MONTEAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka, Esq. Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)

|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monteagle
Fixed Income Fund

Prospectus

December 22, 2017

Class I Shares: MFHRX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MONTEAGLE FUNDS

FUND SUMMARY	1
MANAGEMENT	6
YOUR ACCOUNT	9
DISTRIBUTIONS AND TAXES	19
FINANCIAL HIGHLIGHTS	21
MORE INFORMATION ABOUT THE FUND	22
NOTICE OF PRIVACY POLICY AND PROCEDURES	25
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Fixed Income Fund (the “Fund”) is total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.96%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.09%
Acquired (Underlying) Fund Fees and Expenses [1]	0.01%
Total Annual Fund Operating Expenses [1]	1.06%

1. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) between 3 and 8 years; and rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard & Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group for corporate bonds. Under normal circumstances, at least 80% of the Fund’s net assets will be fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgage-backed securities, taxable municipal bonds and corporate debt securities, with no more than 70% in any one category. The Fund, based on assessment of market conditions, will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The securities purchased may have maturities ranging from overnight to 30 years.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Fixed Income Risk. The Fund’s share price, yield and total return will fluctuate in response interest rate movements. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Rising interest rates may also reduce the amount of prepayments on the assets backing these securities, causing the Fund’s average maturity to rise and increasing the Fund’s potential for losses in value. The value of the Fund’s holdings will also be affected by the credit-worthiness of such holdings. To the extent a particular holding is deemed to be of a lower credit quality than when the Fund purchased it, the value of such holding may decline.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed and other mortgage related securities. A decline in interest rates may result in losses in these securities’ values if actual prepayments occur at a much faster pace than had been expected when the securities were purchased.

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Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of bond market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2017 was 1.37%.

During the period shown in the bar chart, the highest return for a quarter was 3.32% (for the quarter ended December 31, 2008) and the lowest return was -2.83% (for the quarter ended June 30, 2013).

Monteagle Funds - Monteagle Fixed Income Fund - Page 3

Average Annual Total Returns
For Period Ended December 31, 2016

The following table shows how the Fund’s average annual total returns compare to those of the Barclays Capital Intermediate U.S. Government/Credit Bond Index (formerly the Lehman Brothers Intermediate U.S. Government/Credit Bond Index) and the BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Fixed Income Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.14%	0.90%	2.96%
Institutional Class Return After Taxes on Distributions	0.60%	0.26%	2.02%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.65%	0.42%	1.93%
Barclays Capital Intermediate U.S. Government/Credit Bond Index
(reflects no deduction for fees, expenses, or taxes)	2.08%	1.84%	3.83%
BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index
(reflects no deduction for fees, expenses, or taxes)	1.51%	1.59%	3.57%

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Howe and Rusling, Inc. is the investment Sub-adviser to the Fund.

Portfolio Managers

●	Robert J. Prorok, Vice President and Senior Portfolio Manager of the Sub-adviser, has managed the Fund since March 2003.

●	Vincent A. Russo, Vice President and Director of Fixed Income Research of the Sub-adviser, has managed the Fund since July 2006.

●	Craig D. Cairns, President and Chief Compliance Officer of the Sub-adviser, has managed the Fund since March 2003.

●	Benjamin J. Mccubbin, serves as a Fixed Income Associate where he works closely with the Director of Fixed Income, he has worked in this capacity since 2016.

Purchase and Sale of Fund Shares

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Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 for Class I shares and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Monteagle Funds - Monteagle Fixed Income Fund - Page 5

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Howe and Rusling, Inc. Nashville Capital was formed in 1988 and, as of August 31, 2017, managed assets of over $131 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $50 million	0.965%
$50 million to $100 million	0.845%
Over $100 million	0.775%

The Adviser pays all the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2017, the Adviser received an aggregate fee of 0.96% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing

Page 6 - Monteagle Funds - Monteagle Fixed Income Fund

certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the year ended August 31, 2017.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Howe and Rusling, Inc. (“H&R”), under which H&R serves as the Fund’s Sub-adviser. The Adviser has retained H&R to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by H&R. H&R is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding H&R and the business experience and educational background of the Fund’s portfolio managers follow:

Howe and Rusling, Inc. at 120 East Avenue, Rochester, NY 14604, manages the Fund’s portfolio and has since the Fund’s inception. H&R serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. As of August 31, 2017, H&R had approximately $1.09 billion in assets under management.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and H&R is available in the Fund’s annual report for the year ended August 31, 2017.

Portfolio Managers. The Fixed Income Portfolio Management Committee of H&R (the “Fixed Income Committee”) is jointly and primarily responsible for establishing the fixed income strategy of the Fund, including determining the investments that the Fund will make. The Fixed Income Committee has been managing the Fund since its inception. The Fixed Income Committee is comprised of the following members: Robert J. Prorok, Vincent A. Russo and Craig D. Cairns. Robert J. Prorok is Chair of the Fixed Income Committee and is primarily responsible for guiding H&R’s overall fixed income strategy from a macroeconomic level. Vincent A. Russo is primarily responsible for the day-to-day operational management and trading of H&R’s fixed income portfolios, including the Fund. Craig Cairns is a voting member of the Fixed Income Committee and is also responsible for reviewing and commenting on H&R’s fixed income process.

ROBERT J. PROROK serves as Vice President and Senior Portfolio Manager of H&R since January 2009. Mr. Prorok is the Chair of the Fixed Income Committee, and also serves on the H&R Equity Portfolio Management Committee. Bob joined H&R in March 2000 as Vice President and Portfolio Manager. Previously, he was vice president and senior portfolio manager of the Long-Term Asset Management Group at Chase Manhattan Bank in Rochester, where he was responsible for managing a collection of portfolios for corporations, foundations, endowments, and individuals, including as vice president in charge of fixed income management. Bob also has overseen strategic planning for the northwest area of the Roman Catholic Diocese of Rochester, and is a member of a regional school district’s improvement team. He holds an MBA in Finance, a master’s degree in Economics, and a Bachelor’s degree in Economics, all from the State University of New York at Buffalo.

Monteagle Funds - Monteagle Fixed Income Fund - Page 7

VINCENT A. RUSSO serves as Vice President and Director of Fixed Income Research since September 2007. Mr. Russo joined H&R in October 2002 as Fixed Income Analyst. In addition to being a voting member of the Fixed Income Committee, Vince is primarily responsible for implementing the strategy adopted by the Fixed Income Committee with respect to the Fund. Prior to joining H&R, Vince was employed as an investment officer in the Treasury of the former Rochester Community Savings Bank for more than 12 years. His knowledge of the capital markets, as well as his analytical experience in modeling portfolio sensitivity to shifts in the Treasury Yield Curve, is a valuable addition to the Fund’s management team. Vince is a graduate of the William E. Simon School of Business Administration at the University of Rochester. Vince is also a graduate of St. John Fisher College in Rochester, New York. He has taught Corporate Finance as an adjunct professor at the Rochester Institute of Technology.

CRAIG D. CAIRNS, as the President and Chief Compliance Officer since March 2003, is responsible for the day to day operations and strategic vision for the firm. Craig is the majority owner of H&R and has more than 17 years of investment experience and is also a U.S. Army and Gulf War veteran where he flew Apache helicopters. Craig holds an MBA in Finance from the University of Rochester’s William E. Simon School and a BS in Economics from St. Bonaventure University. Craig is a board member and former Chairman of the board for the Veteran’s Outreach Center and continues to serve on the board. He is also a former member of the Communis Board for the Diocese of Rochester.

BENJAMIN J. MCCUBBIN serves as a Fixed Income Associate where he works closely with the Director of Fixed Income Research to manage Howe & Rusling’s fixed income portfolios.  Prior to joining Howe & Rusling he worked as an assistant within the fixed income research group at Manning & Napier for two years.  Ben graduated from Syracuse University in three years with a bachelor’s degree in finance.  Ben has completed level 3 of the CFA.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

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YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are a long-term investor seeking a fund with an income and capital appreciation strategy

●	You are an investor seeking to diversify your holdings with bonds and other fixed income securities

●	You are an investor seeking higher potential returns than a money market fund

●	You are an investor willing to accept fluctuations in the value of your investment

The Fund may not be appropriate for you if:

●	You want an investment that pursues stock market trends or focuses only on particular sectors or industries

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

Monteagle Funds - Monteagle Fixed Income Fund - Page 9

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

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Telephone us Toll-Free at:

(888) 263-5593

Wire investments (or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

Monteagle Funds - Monteagle Fixed Income Fund - Page 11

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes.

Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to

Monteagle Funds - Monteagle Fixed Income Fund - Page 13

obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number (Exact name(s) in which the account is registered)

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions

Page 16 - Monteagle Funds - Monteagle Fixed Income Fund

signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on exchanges, but each Fund reserves the right to limit the number of exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

Monteagle Funds - Monteagle Fixed Income Fund - Page 17

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice,

Page 18 - Monteagle Funds - Monteagle Fixed Income Fund

particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

Monteagle Funds - Monteagle Fixed Income Fund - Page 19

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the

Page 20 - Monteagle Funds - Monteagle Fixed Income Fund

Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Monteagle Funds - Monteagle Fixed Income Fund - Page 21

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

(For a Share Outstanding Throughout the Year)
	Fiscal Years Ended
Class I Shares	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year	$ 10.61	$ 10.38	$ 10.44	$ 10.25	$ 10.80

Income From Investment Operations:
Net Investment Income	0.13*	0.13	0.14	0.14	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.17)	0.23	(0.06)	0.19	(0.55)
Total from Investment Operations	(0.04)	0.36	0.08	0.33	(0.36)

Distributions:
From Net Investment Income	(0.13)	(0.13)	(0.14)	(0.14)	(0.19)
Total from Distributions	(0.13)	(0.13)	(0.14)	(0.14)	(0.19)

Net Asset Value, at End of Year	$ 10.44	$ 10.61	$ 10.38	$ 10.44	$ 10.25

Total Return **	(0.37)%	3.51%	0.72%	3.23%	(3.41)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 49,935	$ 52,237	$ 49,851	$ 42,601	$ 39,387
Ratio of Expenses to Average Net Assets	1.05%	1.07%	1.05%	1.05%	1.06%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.12%	1.23%	1.32%	1.68%
Portfolio Turnover	9%	12%	15%	13%	22%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

Page 22 - Monteagle Funds - Monteagle Fixed Income Fund

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Fixed Income Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is total return. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The Fund invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) between 3 and 8 years; and rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard and Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or Standard and Poor’s Ratings Group for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, mortgaged-backed securities (and similar securities), taxable municipal bonds and corporate debt securities, but no more than 70% in any one category.

CONCEPTS TO UNDERSTAND

A Debt or Fixed Income Security is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity.

Maturity means the date at which a debt security is due and payable.

Duration is a measure of a security’s average life that reflects the present value of the security’s cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates. A duration of 5, for example, means the price of the bond will change by approximately 5% for a 1% change in yield to maturity.

United States Government Security is a debt security issued by the United States or any of its agencies or instrumentalities such as the Government National Mortgage Association.

Monteagle Funds - Monteagle Fixed Income Fund - Page 23

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities. The Fund’s portfolio will be actively managed and, based on an assessment of market conditions, the Fund will either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade which may be reflected in a higher price based on greater demand for that security. For this purpose, the Fund will use a proprietary “Bond Market Watch” model to evaluate macroeconomic indicators and, based on this evaluation, attempt to anticipate interest rate changes.

The Fund may sell a security if:

●	an interest rate change is expected to occur and the Fund seeks to lengthen or shorten the duration of the portfolio;

●	a sector of the market has become less attractive for total return compared to another sector;

●	a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security; or

●	a security receives a rating upgrade that positively impacts the market value of the security and the Fund wishes to capture the appreciation.

TEMPORARY DEFENSIVE POSITION

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). The second policy is if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days’ notice of any change to the Reduction Policy. The Fund is not required to, and will not, provide shareholders with notice of any change to the Investment Limitation Policy.

Principal Investment Risks

Page 24 - Monteagle Funds - Monteagle Fixed Income Fund

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the uncertainty of debtors making timely interest and principal payments, and ultimately the risk that the issuer will default on its obligation.

Mortgage-Backed Securities Risk. Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses of value when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage related securities and lower the returns of the Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

Fixed Income Risk. The Fund’s share price, yield and total return will fluctuate in response bond market movements. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. Investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities’ value and

Monteagle Funds - Monteagle Fixed Income Fund - Page 25

yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund’s average maturity to rise and increasing the Fund’s potential for losses in value.

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NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Monteagle Funds - Monteagle Fixed Income Fund - Page 27

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593  www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Fixed
Income Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593   www.monteaglefunds.com

C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147-4003
(440) 922-0066

Monteagle Informed Investor Growth Fund

Prospectus

December 22, 2017

Class I Shares: MIIFX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MONTEAGLE FUNDS

FUND SUMMARY	1
MANAGEMENT	6
YOUR ACCOUNT	8
DISTRIBUTIONS AND TAXES	18
FINANCIAL HIGHLIGHTS	20
MORE INFORMATION ABOUT THE FUND	21
NOTICE OF PRIVACY POLICY AND PROCEDURES	24
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Informed Investor Growth Fund (the “Fund”) is long term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired (Underlying) Fund Fees and Expenses [1]	0.05%
Total Annual Fund Operating Expenses [1]	1.44%

1. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$456	$787	$1,724

Monteagle Funds - Monteagle Informed Investor Growth Fund - Page 1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 610% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock’s “Loss Limit” price safeguard is violated; and sell signal on any advancing indicators of a company’s fundamental breakdown. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover. The Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not concentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”). From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. However, the Fund currently does not invest in leveraged or other ETFs that create exposure for the Fund to “commodity interests” as defined in the Commodity Exchange Act that would cause the Fund to be considered a “commodity pool” under that Act.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

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Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Volatility Risk. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Small and Mid-Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

Other Investment Company Securities and ETFs Risk. When the Fund invests in another mutual fund or ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers, which could be viewed as riskier than a diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past five full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

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The Fund’s Institutional Class Shares year-to-date total return through September 30, 2017 was 10.31%.

During the period shown in the bar chart, the highest quarterly return was 17.42% (for the quarter ended September 30, 2009) and the lowest return was -10.69% (for the quarter ended September 30, 2011).

Average Annual Total Returns
For the Period Ended December 31, 2016

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Informed Investor Growth Fund	1 Year	5 Years	Since Inception (April 3, 2008)
Institutional Class Return Before Taxes	5.64%	10.01%	9.85%
Institutional Class Return After Taxes on Distributions	4.07%	6.37%	6.40%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.56%	6.39%	6.46%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	11.93%	14.62%	8.53%

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Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. T.H. Fitzgerald & Company is the investment Sub-adviser to the Fund.

Portfolio Manager

●	Thomas H. Fitzgerald, Jr., President of the Sub-adviser, has managed the Fund since inception.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to T.H. Fitzgerald & Co. Nashville Capital was formed in 1988 and, as of August 31, 2017, managed assets of over $131 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2017, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain

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financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the year ended August 31, 2017.

Sub-Adviser / Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with T.H. Fitzgerald & Company (“T.H. Fitzgerald”), under which T.H. Fitzgerald serves as the Fund’s Sub-adviser. The Adviser has retained T.H. Fitzgerald to render advisory services and make daily investment decisions for the Fund. T.H. Fitzgerald is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding T.H. Fitzgerald and the portfolio manager’s business experience and educational background follow:

T.H. Fitzgerald & Company (“T.H. Fitzgerald”), located at 180 Church Street, Naugatuck, Connecticut 06770, manages the portfolio of the Fund and has since its inception. As of August 31, 2017, T.H. Fitzgerald manages approximately $28 million for large institutional accounts. The firm has been owner-managed since its founding in 1959. The Fund offers the individual investor access to the firm’s proprietary “Informed Investor” strategy.

A discussion regarding the basis for approval by the Board of the Fund’s Sub-Advisory Agreement by and among the Trust, the Adviser and T.H. Fitzgerald is available in the Trust’s annual report for the year ended August 31, 2017.

Portfolio Manager. Investment decisions for the Fund are made by Thomas H. Fitzgerald, Jr. Mr. Fitzgerald is responsible for the day-to-day management of the Fund and has been since the Fund’s inception (April 2008).

Thomas H. Fitzgerald, Jr. is President and, beginning in 1982, the Chief Portfolio Investment Officer of T.H. Fitzgerald. The firm was founded in New York in 1959. Mr. Fitzgerald is a member of the American Finance Association, the President’s Council of the American Institute of Management, and the Market Technicians Association.

Mr. Fitzgerald entered the investment business as special assistant to the late Gerald M. Loeb, then a partner of E.F. Hutton & Company, New York. He later worked as consultant to David Dreman, an investment manager. Mr. Fitzgerald received a Bachelor of Science degree from the University of Connecticut, and has completed studies in International Banking and Foreign Exchange at New York University Graduate School of Business Administration. He served two years in the United States Army as a paratroop-lieutenant.

The Fund’s Statement of Additional Information contains further details about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

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Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are a long term investor seeking a fund with a growth investment strategy

●	You are an investor willing to accept significant fluctuations in the value of your investment

●	You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may not be appropriate for you if:

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

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- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

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Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at
(888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly from the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How To Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

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●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations On Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled Or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents

Monteagle Funds - Monteagle Informed Investor Growth Fund - Page 13

have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification And Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions

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signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

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How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason, without prior notice,

Page 18 - Monteagle Funds - Monteagle Informed Investor Growth Fund

particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

Monteagle Funds - Monteagle Informed Investor Growth Fund - Page 19

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Page 20 - Monteagle Funds - Monteagle Informed Investor Growth Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and period shown. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

(For a Share Outstanding Throughout each Year)

	Fiscal Years Ended
Class I Shares	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year	$ 10.59	$ 10.74	$ 12.90	$ 11.75	$ 11.71

Income From Investment Operations:
Net Investment Loss	(0.06)*	(0.03)	(0.11)	(0.08)	(0.07)
Net Gain on Securities (Realized and Unrealized)	1.18	0.76	0.02	2.20	1.00
Total from Investment Operations	1.12	0.73	(0.09)	2.12	0.93

Distributions:
From Net Realized Gain	(0.45)	(0.88)	(2.07)	(0.97)	(0.89)
Total from Distributions	(0.45)	(0.88)	(2.07)	(0.97)	(0.89)

Net Asset Value, at End of Period	$ 11.26	$ 10.59	$ 10.74	$ 12.90	$ 11.75

Total Return **	11.00%	7.11%	0.24%	18.65%	9.03%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 11,776	$ 11,541	$ 11,975	$ 14,262	$ 13,305
Ratio of Expenses to Average Net Assets (a)	1.39%	1.42%	1.37%	1.35%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)	(0.57%)	(0.25%)	(0.99%)	(0.66%)	(0.59%)
Portfolio Turnover	610%	601%	428%	290%	641%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(b) Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

Monteagle Funds - Monteagle Informed Investor Growth Fund - Page 21

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Informed Investor Growth Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long term growth of capital. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The Fund seeks to achieve its objective by investing in “growth stocks.” These are stocks that the Fund’s Sub-adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The Sub-adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. Each of these types of investment professionals is considered an “Informed Investor.”

Corporate management is far closer to the day-to-day activities of the companies they own or manage and are often in a much more informed position than the typical Wall Street “expert” to gauge the long-term effects that certain publicly disclosed information or developments may have on the future price of their company’s stock. The Informed Investor follows a long-term strategy that concentrates primarily on positive earnings developments within their own companies.

The catalyst of the strategy is Informed Investor ownership; but, investment decision-making for the Fund is triggered by detailed research analysis of such factors as a candidate company’s financial stability and strength, internal valuation and pricing ratios, sector leadership and, most significantly, the sustainability of the earnings growth rate. Similar factors determine when a security is sold. For example, a stock may be sold if there are changes in trading activity by Informed Investors or changes in the company’s fundamentals, such as decelerating earnings or material changes in the debt-equity ratio of the company. In this regard, the Sub-adviser uses a strict sell discipline. The discipline has sell signals: sell-stops protect profits and minimize future losses; sell signal when stock’s “Loss Limit” price safeguard is violated; and sell signal on any advancing indicators of a company’s fundamental breakdown. A consequence of the Sub-adviser’s strategy, under certain market conditions, is high turnover.

The Fund invests primarily in common stocks of medium and large capitalization U.S. companies, but may invest in companies of any size. Although the Fund will not cncentrate in any one industry, it is anticipated that the Fund’s portfolio will focus on a

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small, select group of industries (“growth industries”) which the Fund’s Sub-adviser believes offer superior growth opportunities based on overall economic trends.

The Fund may also invest a portion of its assets in broad market index exchange traded funds (“ETFs”). From time to time, the Fund’s Sub-adviser may determine that only a limited number of companies meet the criteria for investment described above. At such times, all or a significant portion of the Fund’s assets may be invested in ETFs, money market instruments (including money market mutual funds) or repurchase agreements for an extended period of time. The Sub-adviser’s strategy is not to buy and hold — or, if defensive, to place the portfolio in cash and let it sit idle. Instead, the Sub-adviser sees active trading as necessary to address market disturbances, volatility and the like. The Fund currently does not invest in leveraged or other ETFs that create exposure for the Fund to “commodity interests” as defined in the Commodity Exchange Act that would cause the Fund to be considered a “commodity pool” under that Act.

TEMPORARY DEFENSIVE POSITION

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). The second policy is if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days’ notice of any change to the Reduction Policy. The Fund is not required to, and will not, provide shareholders with notice of any change to the Investment Limitation Policy.

CONCEPTS TO UNDERSTAND

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Market Capitalization of a company means the total dollar market value of a corporation’s outstanding shares.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

Monteagle Funds - Monteagle Informed Investor Growth Fund - Page 23

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Small and Mid-Capitalization Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Other Investment Company Securities and ETFs Risk. When the Fund invests in another mutual fund or ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

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NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Monteagle Funds - Monteagle Informed Investor Growth Fund - Page 25

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Informed
Investor Growth Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147-4003

(440) 922-0066

Monteagle
Quality Growth Fund

Prospectus

December 22, 2017

Class I Shares: MFGIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MANAGEMENT	5
YOUR ACCOUNT	8
DISTRIBUTIONS AND TAXES	18
FINANCIAL HIGHLIGHTS	20
MORE INFORMATION ABOUT THE FUND	21
NOTICE OF PRIVACY POLICY AND PROCEDURES	24
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Quality Growth Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.33%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Portfolio Turnover

Monteagle Funds - Monteagle Quality Growth Fund - Page 1

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “growth investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund invests in small and mid-capitalization companies that have a minimum market capitalization of $250 million at the time of purchase. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Small and Mid-Capitalization Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

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The Fund’s Institutional Class Shares year-to-date total return through September 30, 2017 was 17.46%.

During the period shown in the bar chart, the highest quarterly return was 14.43% (for the quarter ended March 31, 2012) and the lowest return was -23.95% (for the quarter ended December 31, 2008).

Average Annual Total Returns
For the Period Ended December 31, 2016

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index® and the Russell 1000 Growth Index®. The Russell 1000 Growth Index®, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, is provided as a supplemental benchmark because it is reflective of the market for growth stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Quality Growth Fund	1 Year	5 Years	10 Years [1]
Institutional Class Return Before Taxes	6.27%	10.53%	6.06%
Institutional Class Return After Taxes on Distributions	4.38%	9.66%	5.63%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.89%	8.28%	4.83%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	11.93%	14.62%	6.93%
Russell 1000 Growth Index®
(reflects no deduction for fees, expenses or taxes)	7.08%	14.51%	8.34%

1. Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Garcia Hamilton & Associates, L.P. was the investment Sub-adviser to the Fund through the fiscal year ended August 31, 2017.  Effective September 1, 2017 Howe & Rusling, Inc. is the investment Sub-adviser to the Fund.

Portfolio Managers

●	Robert J. Prorok, Vice President and Senior Portfolio Manager of the Sub-adviser, has managed the Fund since September 2017.

●	Tom Sauer, Portfolio Manager and Equity Analyst, has managed the Fund since September 2017.

●	Craig D. Cairns, President and Chief Compliance Officer of the Sub-adviser, has managed the Fund since September 2017.

●	Stefan Kip Astheimer serves as co-chair of the Sub-adviser’s Equity Committee, and as a member of the firm’s Fixed Income and Asset Allocation Committees, has managed the Fund since September 2017.

●	Brett Winnefeld serves as a Senior Equity Analyst of the Sub-adviser, has managed the Fund since September 2017.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such

Page 4 - Monteagle Funds - Monteagle Quality Growth Fund

as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Howe & Rusling, Inc. Howe and Rusling, Inc. became the Fund’s Investment sub-adviser effective September 1, 2017 pursuant to the Board’s approval and the approval of the majority of the outstanding shareholders of the Fund.  The predecessor sub-adviser to the Fund was Garcia Hamilton & Associates, L.P.   Nashville Capital was formed in 1988 and, as of August 31, 2017, managed assets of over $131 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

Monteagle Funds - Monteagle Quality Growth Fund - Page 5

The Adviser pays all the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2017, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the year ended August 31, 2017.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser, and recommend, its hiring, termination and replacement.  Effective September 1, 2017 pursuant to Board and shareholder approval, the Adviser entered into an investment sub-advisory agreement with Howe and Rusling, Inc. (“H&R”), under which H&R serves as the Fund’s Sub-adviser. The predecessor Sub-adviser to the Fund was Garcia Hamilton & Associates, L.P. (“GHA”). The Adviser has retained H&R to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by portfolio managers employed by H&R. H&R is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding H&R and its portfolio managers’ business experience and educational background follow:

Howe And Rusling, Inc. ("H&R"), located in Rochester, New York, subadvises the portfolio of the Monteagle Quality Growth Fund. The firm was founded in 1930 and, as of August 31, 2017, H&R managed assets of approximately $1.09 billion for individuals, retirement plans, corporate and non-profit endowments. Craig D. Cairns may be deemed to control H&R due to his position as President, Chairman and shareholder.

Portfolio Managers. The Equity Portfolio Management Committee of H&R (the “Equity Committee”) is jointly and primarily responsible for establishing the fixed income strategy of the Fund, including determining the investments that the Fund will make. The Equity Committee has been managing the Fund since its September 1, 2017. The Equity Committee is comprised of the following members: Craig Cairns, Robert J. Prorok, Tom

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Sauer, Stefan Kip Astheimer and Brett Winnefeld chair the Equity Committee and are primarily responsible for guiding H&R’s equity portfolios from a high level. Tom Sauer is primarily responsible for the day-to-day operational management and trading of the Fund and leads its operations. Brett Winnefeld is a senior equity analyst responsible for covering research in 5 of the 11 GICS sectors.  Craig Cairns is a voting member of the is responsible for reviewing and commenting on H&R’s equity process.

Craig D. Cairns serves as the President and Chief Compliance Officer since March 2003, is responsible for the day to day operations and strategic vision for the firm. Craig is the majority owner of H&R and has more than 17 years of investment experience and is also a U.S. Army and Gulf War veteran where he flew Apache helicopters. Craig holds an MBA in Finance from the University of Rochester’s William E. Simon School and a BS in Economics from St. Bonaventure University. Craig is a board member and former Chairman of the board for the Veteran’s Outreach Center and continues to serve on the board. He is also a former member of the Communis Board for the Diocese of Rochester.

Robert J Prorok serves as Vice President and Senior Portfolio Manager of H&R since January 2009. Mr. Prorok is the Chair of the Fixed Income Committee, and also serves on the H&R Equity Portfolio Management Committee. Bob joined H&R in March 2000 as Vice President and Portfolio Manager. Previously, he was vice president and senior portfolio manager of the Long-Term Asset Management Group at Chase Manhattan Bank in Rochester, where he was responsible for managing a collection of portfolios for corporations, foundations, endowments, and individuals, including as vice president in charge of fixed income management. Bob also has overseen strategic planning for the northwest area of the Roman Catholic Diocese of Rochester, and is a member of a regional school district’s improvement team. He holds an MBA in Finance, a master’s degree in Economics, and a Bachelor’s degree in Economics, all from the State University of New York at Buffalo.

Tom Sauer is a Portfolio Manager and Equity Analyst focused on Consumer, Health, and Industrial sectors. Prior to joining Howe and Rusling he gained experience at The Bank of New York Mellon. Tom holds an M.S. in Finance from the Simon School of Business at the University of Rochester and a B.A. in Economics from State University of New York at Fredonia.

Brett Winnefeld serves as a Senior Equity Analyst, Brett’s activities focus on identifying investment opportunities in both large and small cap equities. He holds a Bachelor's of Business Administration from Kent State University and is a graduate of the Fisher College of Business at Ohio State University. Brett obtained his CFA designation in 2003 and is a member of the New York Society of Financial Analysts.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and H&R is available in the Fund’s annual report for the year ended August 31, 2017.

The Fund’s Statement of Additional Information contains further details about the portfolio manager’s compensation, other accounts he manages, and his ownership of Fund shares.

Monteagle Funds - Monteagle Quality Growth Fund - Page 7

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are willing to tolerate significant fluctuations in the value of your investment

●	You are pursuing a long-term goal

●	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

●	You want an investment that pursues market trends or focuses only on particular sectors or industries

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

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Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds - Monteagle Quality Growth Fund - Page 9

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

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●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your ﬁnancial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents

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have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be

Monteagle Funds - Monteagle Quality Growth Fund - Page 15

accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

Page 16 - Monteagle Funds - Monteagle Quality Growth Fund

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing.

Monteagle Funds - Monteagle Quality Growth Fund - Page 17

To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of

Page 18 - Monteagle Funds - Monteagle Quality Growth Fund

long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.

Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

Monteagle Funds - Monteagle Quality Growth Fund - Page 19

	Fiscal Years Ended
Class I Shares	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year	$ 13.21	$ 13.16	$ 12.99	$ 10.65	$ 9.95

Income From Investment Operations:
Net Investment Income	0.05*	0.04	0.05	-***	0.04
Net Gain on Securities (Realized and Unrealized)	2.09	0.90	0.26	2.35	0.72
Total from Investment Operations	2.14	0.94	0.31	2.35	0.76

Distributions:
From Net Investment Income	(0.05)	(0.05)	(0.02)	(0.01)	(0.06)
From Net Realized Gain	(0.89)	(0.84)	(0.12)	-	-
Total from Distributions	(0.94)	(0.89)	(0.14)	(0.01)	(0.06)

Net Asset Value, at End of Year	$ 14.41	$ 13.21	$ 13.16	$ 12.99	$ 10.65

Total Return **	17.23%	7.52%	2.43%	22.05%	7.62%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 27,079	$ 24,781	$ 24,763	$ 24,057	$ 25,553
Ratio of Expenses to Average Net Assets	1.32%	1.34%	1.31%	1.31%	1.30%
Ratio of Net Investment Income to Average Net Assets	0.34%	0.36%	0.36%	0.03%	0.34%
Portfolio Turnover	31%	34%	25%	27%	50%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The amount is less than $0.01 per share.

Page 20 - Monteagle Funds - Monteagle Quality Growth Fund

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Quality Growth Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies. This policy will not be changed without 60 days’ prior written notice to shareholders. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of at least $5 billion.

The Fund invests in the securities of issuers that its Sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Sub-adviser’s opinion, generally unrecognized or misperceived by the market. The Sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company’s share price and takeover/asset value.

TEMPORARY DEFENSIVE POSITION

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Monteagle Funds - Monteagle Quality Growth Fund - Page 21

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). The second policy is if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days’ notice of any change to the Reduction Policy. The Fund is not required to, and will not, provide shareholders with notice of any change to the Investment Limitation Policy.

CONCEPTS TO UNDERSTAND

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Market Capitalization of a company means the total dollar market value of a corporation’s outstanding shares.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. Stock prices are volatile. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect

Page 22 - Monteagle Funds - Monteagle Quality Growth Fund

the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Small and Mid-Capitalization Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our

Monteagle Funds - Monteagle Quality Growth Fund - Page 23

computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Page 24 - Monteagle Funds - Monteagle Quality Growth Fund

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Quality
Growth Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147-4003
(440)922-0066

Monteagle Select Value Fund

Prospectus

December 22, 2017

Class I Shares: MVEIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MONTEAGLE FUNDS

FUND SUMMARY	1
MANAGEMENT	5
YOUR ACCOUNT	7
DISTRIBUTIONS AND TAXES	18
FINANCIAL HIGHLIGHTS	20
MORE INFORMATION ABOUT THE FUND	21
NOTICE OF PRIVACY POLICY AND PROCEDURES	23
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Select Value Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired (Underlying) Fund Fees and Expenses [1]	0.01%
Total Annual Fund Operating Expenses [1]	1.40%

1. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$443	$766	$1,680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio. As of August 31, 2017, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “value investing” style by investing, under normal circumstances, at least 80% of its assets in the common stock of domestic companies that the Fund’s Sub-adviser believes are underpriced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels. The Fund invests only in large capitalization companies included in the S&P 500® Index. The Fund seeks to maintain a minimum average weighted market capitalization of at least $5 billion.  Once investments are identified for purchase, the Subadvisor will screen these investments using the eVALUEator ® screening software to exclude from the Fund’s investments companies that produce, promote, advertise, sponsor, or offer services related to, abortion (or abortion products), pornography, human rights, gambling, and those entertainment companies that produce or support anti-family content in film, games, print, or television (“Excluded Securities”).

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Large Company Risk. The Fund invests in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies

Page 2 - Monteagle Funds - Monteagle Select Value Fund

may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

Strategy Risk. The Fund does not invest in Excluded Securities and may be riskier than other funds that invest in a broader array of securities and therefore the Fund may not achieve its desired results.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2017 was 3.49%.

During the period shown in the bar chart, the highest quarterly return was 16.67% (for the quarter ended September 30, 2009) and the lowest return was -27.73% (for the quarter ended December 31, 2008).

Average Annual Total Returns
For Period Ended December 31, 2016

The table below shows how the Fund’s average annual total returns compare to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Select Value Fund	1 Year	5 Years	10 Years [1]
Institutional Class Return Before Taxes	21.29%	16.33%	5.54%
Institutional Class Return After Taxes on Distributions	19.88%	13.40%	3.79%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.04%	12.58%	4.01%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	11.93%	14.62%	6.93%

1. Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the Investment Adviser to the Fund. The Adviser has retained Parkway Advisors, LP as the Fund’s Sub-adviser to render advisory services and make daily investment decisions for the Fund. Parkway employs the portfolio managers of the Fund.  These portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Managers

●	Theron R. Holladay, Chief Executive Officer of the Sub-Adviser, has managed the Fund since 2004.

●	Chad B. Hoes, Portfolio Manager of the Sub-Adviser, has managed the Fund since 2010.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Parkway Advisors, LP. Nashville Capital was formed in 1988 and, as of August 31, 2017, managed assets of over $131 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based upon the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses.

For the fiscal year ended August 31, 2017, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is

Page 6 - Monteagle Funds - Monteagle Select Value Fund

responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the year ended August 31, 2017.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination, and replacement. The Adviser has entered into an investment sub-advisory agreement with Parkway Advisors, LP (“Parkway”), under which Parkway serves as the Fund’s Sub-adviser. The Adviser has retained Parkway to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Parkway. Parkway is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Parkway and the business experience and educational background of the Fund’s portfolio managers follow:

Parkway Advisors, LP (“Parkway”) at 6550 Directors Parkway, Abilene, Texas 79606, is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, the staff of Parkway comprised the investment department of a related insurance company responsible for the management of assets for over 13 years. The investment department spun out of the insurance company, organized Parkway in April of 2001 and has been registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since May 16, 2001. As of August 31, 2017, Parkway manages client portfolios with assets in excess of $2.1 billion. Theron R. Holladay, CFA is the President and a Principal of Parkway.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Parkway is available in the Fund’s annual report for the year ended August 31, 2017.

Portfolio Managers. Theron R. Holladay and Chad B. Hoes are jointly and primarily responsible for the day-to-day management of the Fund.

Theron R. Holladay, CFA. Mr. Holladay has been with the Sub-adviser since its inception and worked with its predecessor operation. Mr. Holladay attended Hardin-Simmons University and received a Bachelor of Business Administration degree in Finance in 1993. His business background for the preceding five years includes the following: Parkway Advisors, L.P., CEO / President from 07/10 – present; Parkway Advisors Group, Inc., Vice President from 04/01 to present; Parkway Advisors Holdings, Inc., President from 07/10 – present. Mr. Holladay is a Chartered Financial Analyst.

Chad B. Hoes. Mr. Hoes attended Hardin-Simmons University and received a Bachelor of Business Administration degree with an emphasis in Finance in 2002. Mr. Hoes also holds an MBA from Texas A&M University in Commerce, TX. His business background for the preceding five years includes the following: Parkway Advisors, L.P., Chief Investment Officer from 12/13 to present and Portfolio Manager from 6/06 to present; Parkway Advisors, L.P. prior thereto.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other expenses (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are willing to tolerate significant fluctuations in the value of your investment

●	You are pursuing a long-term goal

●	You are willing to accept higher short-term risk

The Fund may not be appropriate for you if:

●	You want an investment that pursues market trends or focuses only on particular sectors or industries

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

Page 8 - Monteagle Funds - Monteagle Select Value Fund

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments
(or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in good order. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

Page 10 - Monteagle Funds - Monteagle Select Value Fund

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

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Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in good order and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in good order.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $10,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in good order; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

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How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount

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you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in good order by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

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The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

	Fiscal Years Ended
Class I Shares	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year	$ 11.83	$ 15.86	$ 18.66	$ 15.07	$ 10.95

Income From Investment Operations:
Net Investment Income	0.23*	0.09	0.15	0.15	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.98	0.22	(0.87)	3.90	4.13
Total from Investment Operations	1.21	0.31	(0.72)	4.05	4.27

Distributions:
From Net Investment Income	(0.07)	(0.13)	(0.15)	(0.13)	(0.15)
From Net Realized Gain	(0.28)	(4.21)	(1.93)	(0.33)	-
Total from Distributions	(0.35)	(4.34)	(2.08)	(0.46)	(0.15)

Net Asset Value, at End of Year	$ 12.69	$ 11.83	$ 15.86	$ 18.66	$ 15.07

Total Return **	10.17%	4.75%	(4.10)%	27.29%	39.26%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 12,267	$ 10,318	$ 13,689	$ 16,314	$ 14,339
Ratio of Expenses to Average Net Assets	1.39%	1.43%	1.35%	1.35%	1.37%
Ratio of Net Investment Income to Average Net Assets	1.84%	0.87%	0.87%	0.86%	1.06%
Portfolio Turnover	127%	25%	62%	29%	36%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

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MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Monteagle Select Value Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Subadvisor relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Subadvisor establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Subadvisor disposes of securities within the Fund based upon the procedures of our “reversion to the mean” style of equity management.  The primary reasons a disposal may be considered is when an equity reaches its target price or has experienced a significant change in fundamental characteristics (such as no longer part of the S&P 500 Index).  The target price is established at the time of acquisition (and weighted if any purchases are made subsequent to initial investment).  Generally, when the target price is reached, the stock is no longer in the bottom quartile of the S&P 500 Index (based upon the Subadvisor’s ranking methodology) and it is above its calculated intrinsic value it will be sold and removed from the holdings.  Additionally, the Subadvisor will consider a disposal of a security if other fundamental characteristics (i.e. acquisition or merger, significant changes in debt ratings, change in fundamental business model or approach, etc.) occur that shift the company in a way that differs from that of the time of acquisition.

CONCEPTS TO UNDERSTAND

Value Investing means to invest in stocks whose prices are less than their intrinsic values.

Price/Earnings Ratio means the per share ratio of a company’s current market capitalization to its annual earnings.

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Market Capitalization of a company means the total dollar market value of a corporation’s outstanding shares.

TEMPORARY DEFENSIVE POSITION

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). This Investment Limitation Policy will not be changed without prior shareholder approval.  The second policy is that if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days’ notice of any change to the Reduction Policy.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s

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investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Subadvisor’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s values may be adversely affected.

Market Risk. Stock prices are volatile. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Large Company Risk. The Fund invests in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

Strategy Risk. The Fund does not invest in Excluded Securities and may be riskier than other funds that invest in a broader array of securities and therefore the Fund may not achieve its desired results. The Fund will divest itself of securities that are subsequently discovered to be Excluded Securities, therefore, Fund’s return may be lower than if the Subadvisor made decisions based solely on investment considerations. If the Fund holds a security of a company that is determined to be an Excluded Security, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on the Fund’s criteria relies upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its criteria.

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

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The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593  www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Select Value Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593   www.monteaglefunds.com

C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147-4003
(440) 922-0066

Monteagle Value Fund

Prospectus

December 22, 2017

Class I Shares: MVRGX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MANAGEMENT	6
YOUR ACCOUNT	8
DISTRIBUTIONS AND TAXES	19
FINANCIAL HIGHLIGHTS	21
MORE INFORMATION ABOUT THE FUND	22
NOTICE OF PRIVACY POLICY AND PROCEDURES	25
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of the Monteagle Value Fund (the “Fund”) is long term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Acquired Fund Fees and Expenses [1]	0.01%
Total Annual Fund Operating Expenses [1]	1.34%

1. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$134	$425	$734	$1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

A long-term (or “buy and hold”) approach is used to manage the Fund’s portfolio. The Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that are believed to be undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®. A stock will be sold when it is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

It is the Fund’s policy to limit investment in any one industry or group of related industries to no more than 25% of the portfolio. In light of and subject to that limitation, the Fund may make significant investments in certain industries or group of industries from time to time. For example, the Fund is currently below the limitation but has a significant position in the basic materials and industrial sectors, which may change in the near or distant future. It is not the intent of the Fund to be a sector fund.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Company Risk. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

Portfolio Turnover Risk. Generally, the Fund intends to invest for long-term purposes. However, the Fund’s rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Sub-adviser believes that

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portfolio changes are necessary or appropriate. Periods of portfolio “repositioning” may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Small and Mid-Capitalization Risk. The Fund may invest in mid-capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements, for reasons including that the stocks are generally traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects.

Sector Risk. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

Basic Materials Risk. The Fund has a significant position in the basic materials sector. Basic materials companies are commodity producers, and customers’ decisions are made primarily on price. Commodity prices, driven by the intersection of supply and demand, are a key determinant of these companies’ earnings. Commodities, and the basic materials sector, are vulnerable to adverse movements in prices and exchange rates. Additionally, this sector may be affected by geopolitical changes and relations.

Industrial Sector Risk. The Fund has a significant position in the industrial sector. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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The following chart shows the total return of the Fund for the past ten full calendar years for periods subsequent to the effective date of the Fund’s registration statement.

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2017 was 17.48%.

During the period shown in the bar chart, the highest quarterly return was 15.30% (for the quarter ended September 30, 2009) and the lowest return was -27.28% (for the quarter ended December 31, 2008).

Average Annual Total Returns
For the Period ended December 31, 2016

The table that follows shows how the Fund’s average annual total returns compare to those of the S&P 500 Index® and the Russell 2000 Value Index®. The Russell 2000 Value Index®, which tracks stocks in the Russell 2000 Index® with lower price-to-book ratios and lower forecasted growth values, is provided as a supplemental benchmark because is it reflective of the market for value stocks in which the Fund invests. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Monteagle Value Fund	1 Year	5 Years	10 Years[1,2]
Institutional Class Return Before Taxes	26.47%	11.91%	5.76%
Institutional Class Return After Taxes on Distributions	24.27%	9.67%	4.02%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.07%	8.87%	4.19%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	11.93%	14.62%	6.93%
Russell 2000 Value Index®
(reflects no deduction for fees, expenses or taxes)	31.74%	15.08%	6.26%

1. Performance reflects fee waivers by the Fund’s investment adviser for periods prior to 2007; had advisory fees not been waived during such periods, returns would be less than those shown.

2. Includes returns of the Unified Predecessor Fund.

Investment Adviser and Sub-Adviser

Nashville Capital Corporation is the investment adviser to the Fund. Robinson Investment Group, Inc. is the investment Sub-adviser to the Fund.

Portfolio Managers

●	Russell L. Robinson, President of the sub-adviser, has managed the Fund since inception.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over

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another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Robinson Investment Group, Inc. Nashville Capital was formed in 1988 and, as of August 31, 2017, managed assets of over $131 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, Securities and Exchange Commission (“SEC”) registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2017, the Adviser received an aggregate fee of 1.20% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing

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certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the year ended August 31, 2017.

Sub-Adviser / Portfolio Manager

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Robinson Investment Group, Inc. (“Robinson”), under which Robinson serves as the Fund’s Sub-adviser. The Adviser has retained Robinson to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by a portfolio manager employed by the Robinson. Robinson is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Robinson and the business experience and educational background of the Fund’s portfolio manager follow:

Robinson Investment Group, Inc. (“Robinson”) at 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, manages the portfolio of the Fund and has since its inception. Robinson was founded in 1996 and serves individuals, financial institutions, pension plans, corporations and other business entities. As of August 31, 2017, Robinson had approximately $104 million in assets under management.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Robinson is available in the Fund’s annual report for the year ended August 31, 2017.

Portfolio Manager. Investment decisions of the Fund are made by the Fund’s portfolio manager who is responsible for all aspects of the day-to-day management of the Fund. Mr. Russell L. Robinson is the Fund’s portfolio manager. Mr. Robinson has managed the Fund since the inception of the Fund (December 1999). Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of Nashville Capital from 1990 to 1996.

The Fund’s Statement of Additional Information contains further details about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Other Service Providers

Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund

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may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are a long-term investor seeking a fund with a value investment strategy

●	You are an investor willing to accept significant fluctuations in the value of your investment

●	You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may not be appropriate for you if:

●	You want an investment that pursues market trends or focuses only on particular sectors or industries

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

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Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

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Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone us Toll-Free at:

(888) 263-5593

Wire investments (or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

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●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

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You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either

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case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Monteagle Funds - Monteagle Value Fund - Page 17

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1 percent of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice,

Monteagle Funds - Monteagle Value Fund - Page 19

particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

Monteagle Funds –  Monteagle Value Fund - Page 20

DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Monteagle Funds - Monteagle Value Fund - Page 21

Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Monteagle Funds –  Monteagle Value Fund - Page 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

		Fiscal Years Ended
Class I Shares	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year	$ 14.41	$ 13.36	$ 18.60	$ 15.17	$ 13.31

Income From Investment Operations:
Net Investment Income	0.25*	0.20	0.20	0.22	0.17
Net Gain on Securities (Realized and Unrealized)	0.51	1.90	(2.68)	3.40	2.20
Total from Investment Operations	0.76	2.10	(2.48)	3.62	2.37

Distributions:
From Net Investment Income	(0.25)	(0.20)	(0.23)	(0.19)	(0.18)
From Net Realized Gain	(0.71)	(0.85)	(2.53)	-	(0.33)
Total from Distributions	(0.96)	(1.05)	(2.76)	(0.19)	(0.51)

Net Asset Value, at End of Year	$ 14.21	$ 14.41	$ 13.36	$ 18.60	$ 15.17

Total Return **	5.02%	17.05%	(14.33)%	23.94%	18.32%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 20,567	$ 19,813	$ 18,003	$ 20,864	$ 16,210
Ratio of Expenses to Average Net Assets	1.33%	1.37%	1.33%	1.34%	1.36%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.57%	1.26%	1.30%	1.22%
Portfolio Turnover	30%	40%	15%	37%	13%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

Monteagle Funds - Monteagle Value Fund - Page 23

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Fund is a series of the Monteagle Funds.

THE FUND’S OBJECTIVE may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The investment objective of the Fund is long term growth of capital.

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of domestic companies. This policy will not be changed without 60 days’ prior written notice to shareholders. The Fund seeks to invest in common stocks of small, medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that the Fund believes are undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index®.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Fund’s Sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Fund’s Sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

CONCEPTS TO UNDERSTAND

Value Investing means to invest in stocks whose prices are less than their intrinsic values.

Price/Earnings Ratio means the per share ratio of a company’s current market capitalization to its annual earnings.

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Monteagle Funds –  Monteagle Value Fund - Page 24

Market Capitalization of a company means the total dollar market value of a corporation’s outstanding shares.

TEMPORARY DEFENSIVE POSITION

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund is not intended to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Fund has adopted two policies. The first policy is to limit its investments in any industry or group of related industries to 25% of fund assets (the “Investment Limitation Policy”). The second policy is if the 25% threshold is exceeded due to market appreciation, the portfolio manager shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25% (the “Reduction Policy”). The Fund will provide shareholders with at least 60 days’ notice of any change to the Reduction Policy. The Fund is not required to, and will not, provide shareholders with notice of any change to the Investment Limitation Policy.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program. All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the par value of an issuer or other objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Monteagle Funds - Monteagle Value Fund - Page 25

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-adviser’s ability to identify profitable investment opportunities for the Fund.

Small and Mid-Capitalization Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Sector Risk. While the Fund will not concentrate its investments in any one industry or group of related industries by investing more than 25% of the portfolio, the Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

Basic Materials Risk. The Fund has a significant position in the basic materials sector. Basic materials companies are commodity producers, and customers’ decisions are made primarily on price. Commodity prices, driven by the intersection of supply and demand, are a key determinant of these companies’ earnings. Commodities, and the basic materials sector, are vulnerable to adverse movements in prices and exchange rates. Additionally, this sector may be affected by geopolitical changes and relations.

Industrial Sector Risk. The industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. The Underlying Index is comprised of securities of issuers in the industrial sector. As such, the Fund may be sensitive to changes in, and its performance may depend on, the overall condition of the industrial sector. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for industrial sector products in general. In addition, the industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Value Style Risk. The Fund invests in a style that emphasizes “value stocks”. The market may not agree with the determination that a stock is undervalued, and the stock’s price may not increase to what the Fund’s investment adviser or Sub-adviser believes is its full value. It may even decrease in value.

Volatility Risk. Because the Fund will emphasize various industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

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NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

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FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

Monteagle Value Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

 www.monteaglefunds.com

C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147

(440) 922-0066

TheTexasFund

Prospectus

December , 2017

Class I Shares: BIGTX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY	1
MANAGEMENT	6
YOUR ACCOUNT	9
DISTRIBUTIONS AND TAXES	19
FINANCIAL HIGHLIGHTS	21
MORE INFORMATION ABOUT THE FUND	22
NOTICE OF PRIVACY POLICY AND PROCEDURES	25
FOR MORE INFORMATION	BACK COVER

FUND SUMMARY

Investment Objective

The investment objective of The Texas Fund (the “Fund”) is long-term capital appreciation. The Fund is an equity fund.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Distributions	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.45%
Distribution and/or Service (12b-1)Fees	0.00%
Other Expenses	0.21%
Acquired (Underlying) Fund Fees and Expenses [1]	0.01%
Total Annual Fund Operating Expenses [1]	1.67%

1. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$170	$526	$907	$1,976

Monteagle Funds - The Texas Fund - Page 1

You would pay the same expenses listed in the above table if you did not redeem your shares.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s principal investment strategy is to invest at least 80% of its assets, less any borrowing for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas. In determining whether a company meets this condition, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screening of $500 million or more. The Sub-Adviser controls for risk by performing fundamental analyses of the initially screened companies. The Sub-Adviser analyzes factors such as financial conditions, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions. Once the Sub-Adviser selects companies in which to invest, the Sub-Adviser initially equally weights the companies within each sector. The Sub-Adviser does not equally weight each sector within the Fund.

The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry due to the Fund’s management team’s belief that such industry has superior growth opportunities. Except as otherwise permitted by the Fund’s non-fundamental policies, any concentration in a specific sector or industry will be under this 25% concentration threshold.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-Adviser’s ability to identify profitable investment opportunities for the Fund.

Monteagle Funds - The Texas Fund - Page 2

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Business and Sector Risk. From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

Geographic Concentration Risk. The Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

Oil and Gas Sector Risk. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulations and intervention, litigation, and negative publicity and perception.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Small and Mid-Capitalization Company Risk. The Fund may invest in small and medium capitalization companies which involve greater risks than those associated with larger, more established companies. Smaller companies may be subject to more abrupt or erratic price movements.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program.

Performance

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Monteagle Funds - The Texas Fund - Page 3

The Fund’s Institutional Class Shares year-to-date total return through September 30, 2017 was 3.31%.

During the period shown in the bar chart, the highest quarterly return was 7.80% (for the quarter ended December 31, 2016) and the lowest return was -12.08% (for the quarter ended September 30, 2015).

Average Annual Total Returns
For the Period Ended December 31, 2016

The table below shows how the Fund’s average annual total returns compared to those of the S&P 500 Index®. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The Texas Fund	1 Year	Since Inception
Institutional Class Return Before Taxes	16.23%	-0.08%
Institutional Class Return After Taxes on Distributions	16.23%	-0.44%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.18%	-0.20%
S&P 500 Index®
(reflects no deduction for fees, expenses, or taxes)	11.93%	10.94%

Investment Adviser and Sub-Adviser

Monteagle Funds - The Texas Fund - Page 4

Nashville Capital Corporation is the investment adviser to the Fund. J. Team Financial, Inc. d/b/a Team Financial Strategies is the investment Sub-Adviser to the Fund.

Portfolio Managers

●	Jody Team, President and Chief Executive Officer of the Sub-Adviser, has managed the Fund since its inception. Jody Team is the lead portfolio manager of the Fund.

●	Scott Haynes, Senior Advisor of the Sub-Adviser, has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888) 263-5593.

Tax Information

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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MANAGEMENT

Adviser

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”), 2506 Winford Ave., Nashville, Tennessee 37211 serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the “Trust”). Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-Advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Team Financial Strategies. Nashville Capital was formed in 1988 and, as of August 31, 2017, managed assets of over $131 million.

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund’s average daily net assets according to the following schedule:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $10 million	1.45%
$10 million to $25 million	1.35%
$25 million to $50 million	1.25%
$50 million to $100 million	1.10%
Over $100 million	0.95%

A discussion regarding the basis for approval by the Board of Trustees of the Trust’s Management Agreement with the Adviser is available in the Fund’s annual report for the year ended August 31, 2017.

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.

For the fiscal year ended August 31, 2017, the Adviser received an aggregate fee of 1.45% for investment advisory services performed, expressed as a percentage of average net assets of the Fund.

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The Fund’s expenses are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-Adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

Sub-Adviser / Portfolio Managers

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund’s Sub-Adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), under which Team serves as the Fund’s Sub-Adviser. The Adviser has retained Team to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by portfolio managers employed by Team. Team is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Team and its portfolio managers’ business experience and educational background follow:

Team Financial Strategies (“Team”) whose principal executive offices are located at 1174 N. 3rd St., Abilene, TX 79601, manages the portfolio of the Fund and has since its inception. As of August 31, 2017, Team manages over $80 million in total assets for institutions and high net worth individuals and invests in high quality domestic securities, including stocks, bonds, mutual funds, exchange traded funds and options.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the Sub-Advisory Agreement by and among the Trust, the Adviser and Team is available in the Fund’s annual report for the year ended August 31, 2017.

Portfolio Managers. Investment decisions of the Fund are made by Team’s portfolio management team whose members are responsible for all aspects of the day-to-day management of the Fund. Team has managed the Fund since its inception. The members of the portfolio management team, Jody Team, Heath Hamrick and Scott Haynes, have been part of the equity investment process since they joined Team in 2005, 2010 and 2010, respectively.

Jody Team, CFP®. Mr. Team received a BBA in Finance from Abilene Christian University in May of 2001. Mr. Team earned the Certified Financial PlannerTM marks in June of 2004 after passing the CFP Board exam and meeting the education, experience and ethics requirements set forth by the CFP Board.

Mr. Team established J. Team Financial, Inc. d/b/a Team Financial Strategies in May of 2005 and has operated Team Financial Strategies since its inception. He is the President of the company and is the Chair of the firm’s investment team. At Team, Mr. Team advises on individual client asset allocations as well as multiple models that are implemented with clients of the firm. Mr. Team serves as the lead portfolio manager of the Fund.

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Scott Haynes, CFP®. Mr. Haynes received a BBA in Management/Marketing from Abilene Christian University in May of 2001. Mr. Haynes earned the Certified Financial PlannerTM marks in May of 2013 after passing the CFP Board exam and meeting the education, experience and ethics requirements set forth by the CFP Board.

Mr. Haynes has worked as a financial advisor since 2001. From 2001-2010, Mr. Haynes worked for Edward Jones advising individuals on their investment portfolios. Mr. Haynes started his financial planning and investment advisor career with Team Financial Strategies in May of 2010. Mr. Haynes is a Senior Advisor at Team and a member of the firm’s investment team. Mr. Haynes advises clients on individual client asset allocations and is a contributor to the construction of the firm’s allocation models.

The Fund’s Statement of Additional Information contains further details about the portfolio managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Other Service Providers

 Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

The fees and other charges (except for any extraordinary expenses) associated with the Fund’s service providers are paid by the Adviser.

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YOUR ACCOUNT

Who May Want to Invest in the Fund

You may want to purchase shares of the Fund if:

●	You are an investor willing to accept significant fluctuations in the value of your investment

●	You are an investor who can tolerate the greater risks associated with common stock investments

The Fund may not be appropriate for you if:

●	You need regular income or stability of principal

●	You are pursuing a short-term goal or investing emergency reserves

General Information

You pay no sales charges to purchase or sell (redeem) shares of the Fund. You may purchase and sell shares at the net asset value (“NAV”) next calculated after receipt of your purchase order or redemption request by the Fund’s transfer agent in “good order.” If your purchase order is received in good order prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day’s NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund will be deemed to have received a purchase order or redemption request when an authorized broker or, if applicable, a broker’s designee receives same in good order.

Good Order:

Purchase Order of Shares: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

- the name of the Fund and share class, if applicable;

- the dollar amount of shares to be purchased;

- a completed purchase application or investment stub; and

- a check payable to the Fund.

Redemption Request of Shares: When making a redemption request, make sure your request is in good order. “Good Order” means your redemption request includes:

-

the Fund name and your account number;

-

the account name(s) and address;

-

the dollar amount or number of shares you wish to redeem; and

-

signatures by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund does not issue share certificates.

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You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose new minimum investment amounts. The right of redemption may not be suspended, except for any period during a period which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

When and How NAV is Determined. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each weekday except days when the Exchange is closed. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. The time at which the Fund’s NAV is calculated may change if the SEC has determined an emergency condition exits or if the Exchange closes early. The Fund’s NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or are considered to be unreliable due to significant market or other events, the Fund values securities at fair value, as determined under procedures adopted by the Board of Trustees of the Trust (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation). The NAV may be different if fair value is utilized rather than using market quotations.

 How to Contact the Fund

Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

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Telephone us Toll-Free at:

(888) 263-5593

Wire investments (or ACH payments) to:

Please call the Transfer Agent at (888) 263-5593 for wiring instructions.

Transactions Through Third Parties. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase shares.

Buying Shares

How to Make Payments. All investments must be in U.S. dollars and checks must be drawn on a U.S. financial institution. The Fund does not accept cash, drafts, “starter” checks, travelers’ checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties.

●	Checks. Checks must be made payable to “Monteagle Funds.” The Transfer Agent will charge $25 against a shareholder’s account for any check returned for insufficient funds.

●

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

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●

Bank Wires. Instruct your financial institution to make a federal funds wire payment to us. Your financial institution may charge you a fee for this service. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when Huntington National Bank, the Fund’s custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

●	IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call the Transfer Agent at (888) 263-5593 for details.

Minimum Investments. The minimum initial investment for the Fund is $50,000 for Class I shares. There is no minimum for additional investments. Management of the Fund may choose to waive the initial investment minimum.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	● Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities	● Submit a Corporate/Organization Resolution form or similar document.
Trusts	● The trust must be established before an account can be opened. ● Provide a certified trust document, or the pages from the trust document that identify the trustees.

Investment Procedures

How to Open an Account	How to Add to Your Account

By Check

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Mail us your application (and resolution form) and a check.

By Check ● Fill out an investment slip from a confirmation statement or write us a letter. ● Write your account number on your check. ● Mail us the slip (or your letter) and a check.

By Bank Wire

● Call or write us for an account application (and a Corporate/Organization Resolution form, if applicable).

● Complete the application (and resolution form).

● Call us to fax the completed application (and resolution form) and we will assign you an account number.

● Mail us your original application.

● Instruct your bank to wire your money to us.

By Bank Wire ● Call to notify us of your incoming wire. ● Instruct your bank to wire your money to us.
By Systematic Investment ● Complete the Systematic Investment section of the application. ● Attach a voided check to your application. ● Mail us the completed application and the voided check.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by electronic transfer. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable changes. Your depository institution may impose its own charge for making transfers from your account. Systematic investments must be for at least $100 per occurrence. Please call the Transfer Agent at (888) 263-5593 for details.

Limitations on Purchases. The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading.

Cancelled or Failed Payments. The Fund accepts checks and electronic bank transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or electronic bank transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to

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obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Selling Shares

The Fund processes redemption orders promptly and you will receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Under unusual circumstances as provided by the rules of the SEC, the Fund may delay payment of redemption proceeds for more than 7 days. The Fund will redeem your shares when the redemption request is received in proper form; however, if you recently purchased your shares by check and the Fund has not yet collected payment for those shares, your redemption proceeds will only be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days.

How to Sell Shares from Your Account

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The Fund name

● The dollar amount or number of shares you want to sell

● How and where to send your proceeds

● Obtain a signature guarantee (if required)

● Obtain other documentation (if required)

● Mail us your request and documentation

By Bank Wire

● Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more

● Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”) OR

● Mail us your request (See “By Mail”)

How to Sell Shares from Your Account

By Telephone (for redemptions of $25,000 or less)

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which the account is registered

● Additional form of identification

● Your proceeds will be:

● Mailed to you OR

● Wired to you (unless you did not provide bank account information on your account application) (See “By Wire”)

Systematically ● Complete the systematic withdrawal section of the application ● Attach a voided check to your application ● Mail us your completed application

Telephone Redemption Privileges. You may redeem your shares having a value of $25,000 or less by telephone by calling the Transfer Agent at (888) 263-5593 unless you declined telephone redemption privileges on your account application. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund.

Upon request, redemption proceeds of $100 or more may be sent to your bank by electronic transfer, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Wire Redemptions. You may have your redemption proceeds wired to you if you provided bank account information on your account application. The minimum amount you may redeem by wire is $5,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

IRA Redemptions. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Systematic Withdrawal. If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by electronic transfer. Systematic requests must be for at least $100 per occurrence.

Signature Guarantee Requirements. To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be

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accepted. A notary public cannot provide a signature guarantee. Written instructions signed by all registered owners, with a signature guarantee for each owner, are required for any of the following:

●	Request to redeem $100,000 or more;

●	Redemption from an account for which the address or account registration has changed within the last 30 days;

●	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

●	Sending redemption or distribution proceeds to an account with a different registration (name or ownership) from yours.

We reserve the right to require a signature guarantee(s) on all redemptions.

Small Accounts. If the value of your account falls below $2,000, the Fund may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account’s market value.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in kind” usually occur if the amount requested is large enough to affect the Fund’s operations (for example, if it represents more than 1% of the Fund’s assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you will pay brokerage charges.

Lost Accounts. The Transfer Agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for 6 months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series of the Trust, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on the number of exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

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How to Exchange Shares

By Mail

● Prepare a written request including:

● Your name(s) and signature(s)

● Your account number

● The names of the funds you are exchanging

● The dollar amount or number of shares you want to sell (and exchange)

● If opening a new account, complete an account application if you are requesting different shareholder privileges

● Mail us your request and documentation

By Telephone

● Call us with your request (unless you declined telephone redemption privileges on your account application)

● Provide the following information:

● Your account number

● Exact name(s) in which account is registered

● Additional form of identification

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Market Timing

Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). The Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing.

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To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive short-term trading.

Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

The Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

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DISTRIBUTIONS AND TAXES

Distributions

The Fund declares and pays distributions from net investment income quarterly. Any net capital gains realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. The Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

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Cost Basis Reporting. As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

Monteagle Funds - The Texas Fund - Page 21

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

				Period
	Fiscal Years Ended			Ended (c)
Class I Shares	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Period	$ 8.88	$ 8.92	$ 10.91	$ 10.00

Income From Investment Operations:
Net Investment Loss	(0.03)*	(0.03)	(0.03)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.53	(0.01)	(1.65)	0.94
Total from Investment Operations	0.50	(0.04)	(1.68)	0.91

Distributions:
From Net Investment Income	-	-	-	-
From Net Realized Gain	-	-	(0.31)	-
Total from Distributions	-	-	(0.31)	-

Net Asset Value, at End of Period	$ 9.38	$ 8.88	$ 8.92	$ 10.91

Total Return **	5.63%	(0.45)%	(15.53)%	9.10% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,934	$ 9,492	$ 11,014	$ 11,995
Ratio of Expenses to Average Net Assets	1.66%	1.71%	1.60%	1.64% (a)
Ratio of Net Investment Loss to Average Net Assets	(0.29%)	(0.37)%	(0.33)%	(0.41)% (a)
Portfolio Turnover	40%	48%	59%	38% (b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized

(b) Not annualized

(c) Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

Monteagle Funds - The Texas Fund - Page 22

MORE INFORMATION ABOUT THE FUND

Additional Information About the Investment Objectives, Strategies and Risks.

The Texas Fund (the “Fund”) is a series of the Monteagle Funds.

THE FUND’S INVESTMENT OBJECTIVE is long-term capital appreciation. The Fund’s objective may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice before changing the objective. There can be no assurance that the Fund’s investment objective will be achieved. The Fund’s benchmarks are the S&P 500 Index and the Russell 3000 Index.

A WORD ABOUT THE FUND: The Fund is a mutual fund which is a pooled investment vehicle that is professionally managed and that gives you the opportunity to participate in the financial markets. The Fund strives to reach its stated objective, although no assurances can be given that it will achieve that objective. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

The Fund’s principal investment strategy is to invest at least 80% of its assets, less any borrowing for investment purposes, in the common stock of companies either (i) headquartered in Texas based on information provided by Morningstar, Inc., (ii) organized under the laws of Texas, or (iii) that, during the most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Texas or that have at least 50% of its assets in Texas. In determining whether a company meets this condition, the Sub-Adviser may rely on such information and sources as the Sub-Adviser deems reasonable and appropriate.

The Sub-Adviser typically selects companies in which to invest by performing an initial market capitalization screen of $500 million or more. The Fund will be invested across a broad market capitalization spectrum, including small, mid and large capitalization companies. The Sub-Adviser controls for Fund risks by performing fundamental analyses of the initially screened companies. The Sub-Adviser analyzes factors such as financial conditions, industry position, and market and economic conditions and trends to select investments and make buy and sell decisions. Once the Sub-Adviser selects companies in which to invest, the Sub-Adviser initially equally weights the companies within each sector. This modification of weighting allows the Sub-Adviser to control exposure within each sector and may increase an investor’s exposure to small and mid-capitalization companies. The Sub-Adviser does not equally weight each sector within the Fund.

CONCEPTS TO UNDERSTAND

Common Stock means securities representing a type of equity ownership in a corporation junior to debt and all other equity interests, and providing the holders of shares of common stock certain voting and other rights.

Monteagle Funds - The Texas Fund - Page 23

Market Capitalization means the total dollar market value of a corporation’s outstanding shares.

The Fund will not invest 25% or more of its assets in any industry or group of related industries. However, the Fund does intend to have a high level of investments in the oil and gas industry due to the Fund’s management team’s belief that such industry has superior growth opportunities. Except as otherwise permitted by the Fund’s non-fundamental policies, any concentration in a specific sector or industry will be under this 25% concentration threshold.

Additionally, the Fund does not intend to be a “Sector Fund” (a fund concentrating its investments in one industry or related group of industries). However, if the Fund exceeds the 25% concentration threshold due to market appreciation, the portfolio managers are not obligated and do not intend to commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%.

The Fund may hold derivative instruments, including options, that provide long and short exposures to debt securities and equity securities. The Fund may use derivatives to manage risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) and/or to replicate outright long or short exposures.

TEMPORARY DEFENSIVE POSITION

The Fund may from time to time assume a temporary defensive position that is inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in money market shares, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Principal Investment Risks

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s statement of additional information provides more detailed information about the securities, investment strategies and risks described in this prospectus.

There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily any objective measure of the issuer’s worth.

The Fund is subject to the following principal investment risks:

Monteagle Funds - The Texas Fund - Page 24

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the value of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. The Fund could underperform other investments.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-Adviser’s ability to identify profitable investment opportunities for the Fund.

Market Risk. Stock prices are volatile. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Business and Sector Risk. From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular industry. To the extend the Fund invests heavily in a particular industry that experiences such a negative impact, the Fund’s portfolio will be adversely affected.

Geographic Concentration Risk. The main industries in Texas include (1) manufacturing, (2) mining and logging, (3) construction, (4) service-providing industries, (5) professional and business services, (6) education and health services, (7) financial activities, (8) trade, transportation and utilities, (9) information, (10) leisure and hospitality and (11) government. The Texas economy is one of the largest and most rapidly growing economies in the United States and is susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. As the largest exporter of goods in the United States, the Texas economy relies heavily on trade with other nations.

Oil and Gas Sector Risk. Companies in the oil and gas sector are affected by worldwide energy prices and exploration and production costs. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulations and intervention, litigation, and negative publicity and perception.

Large Company Risk. The Fund may invest in larger, more established companies, which may be unable to respond to new competitive challenges. Additionally, large companies may be unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion.

Small and Mid-Capitalization Company Risk. To the extent the Fund invests in underlying funds that invest in small and mid-capitalization companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience

Monteagle Funds - The Texas Fund - Page 25

higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Monteagle Funds - The Texas Fund - Page 26

NOTICE OF PRIVACY POLICY AND PROCEDURES

At the Monteagle Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

●	Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

●	The Fund’s investment adviser; and

●	Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of client information.

The Monteagle Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former shareholders. If you believe that any information about you is not accurate, please let us know.

Monteagle Funds - The Texas Fund - Page 27

FOR MORE INFORMATION

Annual/Semi-Annual Reports

The Fund publishes annual and semi-annual reports to shareholders that provide additional information about the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and it is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund

You can get free copies of the Fund’s annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593

www.monteaglefunds.com

Securities and Exchange Commission Information

You can also review the Fund’s reports, SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: public info@sec.gov

Free copies of the reports and SAI are available from the SEC’s Web site at: http://www.sec.gov

Investment Company Act File No. 811-08529

The Texas Fund

MONTEAGLE FUNDS
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147
(888) 263-5593 www.monteaglefunds.com

 C/O ARBOR COURT CAPITAL, LLC
8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio 44147

(440) 922-0066

STATEMENT OF ADDITIONAL INFORMATION

December 22, 2017

Monteagle Fixed Income Fund Class I Shares: MFHRX	Monteagle Quality Growth Fund Class I Shares: MFGIX
Monteagle Informed Investor Growth Fund Class I Shares: MIIFX	Monteagle Select Value Fund Class I Shares: MVEIX
The Texas Fund Class I Shares: BIGTX	Monteagle Value Fund Class I Shares: MVRGX
FUND INFORMATION MONTEAGLE FUNDS Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 (888) 263-5593	INVESTMENT ADVISER Nashville Capital Corporation 2506 Winford Ave. Nashville, TN 37211 (800) 459-9084

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES

MONTEAGLE FUNDS

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(888) 263-5593

This Statement of Additional Information or SAI supplements the Prospectuses as of December 22, 2017 , as may be amended from time to time, offering shares of Monteagle Fixed Income Fund, Monteagle Informed Investor Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund, Monteagle Value Fund and The Texas Fund (collectively the "Funds" or singularly the "Fund"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained, without charge, by contacting Shareholder Services at the address or telephone number listed above.

Financial Statements of Monteagle Fixed Income Fund, Monteagle Informed Investor Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund, Monteagle Value Fund and The Texas Fund for the fiscal year ended August 31, 2017, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Additional copies of the Annual Report may be obtained, without charge, by contacting Shareholder Services at the address or telephone number listed above.

FUND HISTORY	2
INVESTMENT POLICIES AND RISKS	2
INVESTMENT LIMITATIONS	11
PERFORMANCE DATA AND ADVERTISING	13
MANAGEMENT	13
PORTFOLIO TRANSACTIONS	29
ADDITIONAL PURCHASE INFORMATION AND REDEMPTION INFORMATION	32
ADDITIONAL TAX INFORMATION	35
OTHER MATTERS	37
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	42
APPENDIX B - MISCELLANEOUS TABLES	46
APPENDIX C - PROXY VOTING PROCEDURES	50

GLOSSARY

"Administrator" or "Transfer Agent" means the administrator, transfer agent, dividend disbursing agent and fund accountant of each Fund.

"Adviser" means Nashville Capital Corporation.

"Board" means the Board of Trustees of the Trust.

“CEA” means the Commodity Exchange Act, as amended.

"CFTC" means the U.S. Commodities Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of each Fund's assets.

"Distributor" means the principal underwriter of each Fund.

"ETF" means Exchange Traded Fund.

"Fitch" means Fitch Ratings.

"Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

"Funds" means each series of the Trust, collectively, as identified on the cover page of the SAI.

"Moody's" means Moody's Investors Service, Inc.

"NAV" means net asset value.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Sub-adviser" means Parkway Advisors, LP, Howe and Rusling, Inc., Robinson Investment Group, Inc., T.H. Fitzgerald & Co., or J. Team Financial, Inc., as appropriate.

"Trust" means Monteagle Funds.

"Trustees" means the Board of Trustees of the Trust.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

FUND HISTORY

Monteagle Funds was organized on November 25, 1997 as a Delaware statutory trust. Each of the Monteagle Fixed Income Fund, Monteagle Informed Investor Growth Fund, Monteagle Quality Growth Fund, Monteagle Select Value Fund, Monteagle Value Fund and The Texas Fund is an open end, management investment company and a separate diversified series of the Trust. The Trust’s Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series.

INVESTMENT POLICIES AND RISKS

The Prospectus describes each Fund’s investment objective and principal investment strategy, as well as the principal investment risks of each Fund. The following discussion supplements the disclosure found in each Fund's respective Prospectus describing investment techniques, strategies, and risks.

COMMON STOCKS

The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

FIXED INCOME

SECURITY RATINGS INFORMATION

The Fixed Income Fund’s investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Funds hold. To limit credit risk, each Fund generally may only invest its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser or Sub-adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser or Sub-adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) (i.e., junk bonds) if the Adviser or Sub-adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Fixed Income Fund invests only in investment grade intermediate term fixed income securities and maintains an average maturity of bonds and notes (on a dollar weighted basis) of between 3 and 8 years; specifically, rated at least Aa or higher by Moody's or AA or higher by S&P for municipal bonds and A or higher by Moody's or A or higher by S&P for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, mortgaged-backed (and similar securities), taxable municipal bonds and corporate debt securities, but no more than 70% in any one category.

Moody's, S&P, Fitch and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by the NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security, among other factors. Ratings are general and are not absolute standards of quality.

Monteagle Funds –  Statement of Additional Information -  Page 1

Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser or Sub-adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser or Sub-adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

BORROWING MONEY

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made. This is a non-fundamental policy of the Trust, and if a Fund selects to modify this policy, then the applicable Fund will provide Shareholders with at least 60 days’ notice of any change to this limitation.

TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by a NRSRO or, if not rated, determined by the Adviser or Sub-adviser to be of comparable quality.

COMMERCIAL PAPER AND MONEY MARKET INSTRUMENTS

The Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of $1 billion and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

The Monteagle Informed Investor Growth Fund may hold all or a portion of its assets in broad market index ETFs, money market instruments, securities of no-load mutual fund or repurchase agreements.  However, the Monteagle Informed Investor Growth Fund currently does not invest in leveraged or other ETFs that create indirect exposure for the Fund to “commodity interests” as defined in the CEA that would cause the Fund to be considered a “commodity pool” under that Act. As a result, fewer types of ETFs are available for the Sub-adviser to engage in the temporary measures described. This may potentially result in reduced performance returns and/or reduced risk to the Monteagle Informed Investor Growth Fund and its shareholders.  If the Monteagle Informed Investor Growth Fund invests in shares of another mutual

Page 2 - Monteagle Funds –  Statement of Additional Information

fund, the shareholders of the Fund generally will be subject to duplicative management fees.  As a result of engaging in temporary measures, the Fund may not achieve its investment objective.

HEDGING AND OPTION INCOME STRATEGIES

A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.

No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

The Funds may write covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Options Strategies

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund's Adviser or Sub-adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential

Monteagle Funds –  Statement of Additional Information -  Page 3

for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

Risks

A Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

•

Dependence on the Adviser or Sub-adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.

•

Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.

•

The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.

•

Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

•

The possible need to defer closing out of certain options to avoid adverse tax consequences.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

COMMODITY INTERESTS

The Funds currently do not invest in futures contracts, options on futures contracts, swaps or other instruments that would be regarded as “commodity interests” under the CEA and the rules thereunder, and are thus not “commodity pools” under the CEA. As a result, neither the Adviser nor any of the Sub-advisers has registered with the CFTC as a “commodity pool operator” nor filed notices of eligibility for exemption under CFTC Rule 4.5 as a consequence of their activities for the Funds. If in the future a Fund intends to invest in “commodity interests,” it will do so in accordance with the requirements of Rule 4.5 or other applicable CFTC rules.

The Funds also currently do not invest in other vehicles or investments that create indirect exposure for the Fund to “commodity interests” as defined in the CEA that would cause the Fund to be considered a “commodity pool” under that Act.

CONVERTIBLE SECURITIES

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The Funds may only invest in convertible securities that are investment grade.

In General

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Convertible securities also are subject to the risks of debt securities. Changes in interest rates could adversely affect a convertible security's value and an issuer may default on payments of interest or principal.

Value of Convertible Securities

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

ILLIQUID AND RESTRICTED SECURITIES

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

In General

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The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, options purchased over-the-counter, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser or Sub-adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

Risks

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser or Sub-adviser to be liquid, can become illiquid.

Determining Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser or Sub-adviser, pursuant to guidelines approved by the Board. The Adviser or Sub-adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser or Sub-adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Sub-adviser may determine that the securities are not illiquid.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Monteagle Fixed Income Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

Risks

The use of when-issued transactions and forward commitments enables the Monteagle Fixed Income Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Adviser or Sub-adviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Monteagle Fixed Income Fund enters into when-issued and forward commitment transactions only with the intention

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of actually receiving or delivering the securities, as the case may be. If the Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

The Monteagle Fixed Income Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis. Except for dollar roll transactions, which are described below, the Fund will limit its investments in when-issued and forward commitment securities to 15% of the value of the Fund's total assets.

DOLLAR ROLL TRANSACTIONS

The Monteagle Fixed Income Fund may enter into dollar roll transactions in which the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the Fund, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. If the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.

MISCELLANEOUS FIXED INCOME SECURITIES

U.S. Government Securities

The Funds, if assuming a temporary defensive position, may invest in U.S. Government Securities, including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae"). Generally, no Fund will invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

Variable and Floating Rate Securities

The Monteagle Fixed Income Fund may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Fund's Adviser or Sub-adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Demand Notes

The Funds may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of

Monteagle Funds –  Statement of Additional Information -  Page 7

fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although the Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Fund's Adviser or Sub-adviser continuously monitors the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

Zero-Coupon Securities

The Monteagle Fixed Income Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser or Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Mortgage-Backed Securities

The Funds intend to invest only in mortgage-backed securities issued by the U.S. Government or Government-related issuers described below.

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

Government and Government-Related Guarantors

The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

Privately Issued Mortgage-Backed Securities

These include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-

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governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

Underlying Mortgages

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Liquidity and Marketability

Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

Average Life and Prepayments

The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

Yield Calculations

Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

Adjustable Rate Mortgage-Backed Securities

Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have

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less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

Collateralized Mortgage Obligations ("CMOS")

CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets").

CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

Asset-Backed Securities

These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

SECURITIES LENDING

The Funds may make loans of their portfolio securities (in an amount up to 33 1/3% of Fund assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Sub-Adviser. Furthermore, loans will only be made if,

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in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 102% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) a Fund may pay only reasonable fees in connection with the loan; and (6) a Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Sub-Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Funds may rely.

For purposes of all investment policies of The Texas Fund, except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of The Texas Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of a Fund without shareholder approval.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

Issuance of Senior Securities

No Fund may issue senior securities except as: i) permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff; and ii) to the extent a Fund may borrow money subject to its investment limitation on borrowing.

Underwriting Activities

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

Concentration

No Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

Purchases and Sales of Real Estate

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

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Purchases and Sales of Commodities

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Making Loans

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33-1/3% of the value of its total assets.

Diversification

Each Fund (except the Monteagle Informed Investor Growth Fund) is "diversified" as that term is defined in the 1940 Act. This means that each Fund (except the Monteagle Informed Investor Growth Fund) may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation). The Monteagle Informed Investor Growth Fund is non-diversified and as a result the foregoing requirements do not apply to the Informed Investor Growth Fund.

NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

Borrowing

No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Illiquid Securities

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

Short Sales

No Fund may make short sales of securities (except short sales against the box). The Monteagle Informed Investor Growth Fund assets may be invested in broad market index exchange traded funds ("ETFs") -- including ETFs that are leveraged or inversely related to the market. These investments do not constitute a deviation from this non-fundamental policy.

Sector Concentration

The Funds are not intended to be a "Sector Fund" (a fund concentrating its investments in one industry or related group of industries). To address this risk, the Funds' policy is, except for The Texas Fund, if the 25% threshold is exceeded due to market appreciation, the portfolio managers shall commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%. The portfolio managers of The Texas Fund are not obligated and do not intend to commence an orderly reduction in holdings to bring the aggregate investment in any industry or group of related industries to below 25%.  The applicable Fund will provide Shareholders with at least 60 days’ notice of any change to this limitation.

Purchases on Margin

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No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options.

Pledging

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The Fund will maintain asset coverage of 300% of all borrowing.  The deposit in escrow of securities in connection with the writing of put and call options and collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

Oil, Gas or Mineral

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs. This non-fundamental limitation shall not prevent the Funds from investing in the stock of companies who operate in the oil, gas or mineral industry.

PERFORMANCE DATA AND ADVERTISING

PERFORMANCE DATA

A Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

•

Data published by independent evaluators such as Morningstar, Inc., Lipper, IBC/Donohue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

•

The performance of other mutual funds.

•

The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500® Index, the Russell 3000® Index, the Russell 2000® Index, the Russell MidcapTM Index, the Russell 1000® Value Index, the Russell 1000® Growth Index, the Russell 2500® Index, the Morgan Stanley Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Barclays Capital Intermediate Government Bond Index (formerly the Lehman Brothers Intermediate Government Bond Index), the Barclays Capital Government Bond Index (formerly the Lehman Brothers Government Bond Index), the BofA Merrill Lynch 1-10 Yr. AAA-A U.S. Corporate & Government Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser or Sub-adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of

Monteagle Funds –  Statement of Additional Information -  Page 13

income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

MANAGEMENT

The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be, officers or employees of (and persons providing services to the Trust may include) the Adviser, the Sub-Advisers and the Distributor and their affiliates.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware.

The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Board has also designated Mr. Larry J. Anderson, who is an Independent Trustee, as its Chairman. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.  The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

Page 14 - Monteagle Funds –  Statement of Additional Information

Disinterested Trustees

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to present	6	None
David J. Gruber 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016; Trustee	6

Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present; President of DJG Financial Consulting, LLC (financial consulting firm), 2007 to 2015; Independent Trustee for Asset Management Fund Funds (5Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Board member of Cross Shore Discovery Fund, 2014 to present; Board member of Fifth Third Funds, 2003-2012;

Jeffrey W. Wallace 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to present	6	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

The disinterested Trustees are members of the Valuation Committee, which is responsible for monitoring the value of the Funds' assets and, if necessary between Board meetings, taking emergency action to value securities. The Valuation Committee was not required to meet during the most recent fiscal year since all the Funds’ assets are publicly traded securities with ascertainable values.

The disinterested Trustees are the members of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee did not meet during the Trust’s most recent fiscal year.  The Nominating Committee does not generally consider for nomination candidates proposed by shareholders for election as Trustees.

Monteagle Funds –  Statement of Additional Information -  Page 15

The disinterested Trustees are the members of the Audit Committee, which is responsible for meeting with the Trust's independent registered public accounting firm to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accounting firm, or other results of any audit; (c) consider the accounting firm's comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (d) review any form of opinion the accounting firm proposes to render to the Trust. The Audit Committee met twice during the Trust's most recent fiscal year.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Larry J. Anderson, CPA – Mr. Anderson is a Certified Public Accountant. He has more than 37 years of experience in the financial, auditing and accounting industries; including an owner/partner in an accounting firm. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s accounting, audit and investments.

David J. Gruber - David J. Gruber. Mr. Gruber has served as a member of the Board of Trustees of the Trust and Chairman of the Audit Committee since 2015. Mr. Gruber is a CPA and served as an independent Trustee, Compliance Committee Chair, a member of the Audit Committee and Financial Expert for the Fifth Third Funds from 2003-2012. Mr. Gruber served as a Board member and Treasurer of CASA of Delaware County from 2009 to 2010. Mr. Gruber is an independent Trustee for Cross Shore Discovery Fund, Audit Committee Chair and Valuation Committee member, from 2014 to present. Mr. Gruber is an independent Trustee for Asset Management Funds, the Audit Committee Chair and Valuation Committee member from 2015 to present. Mr. Gruber is Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present. Mr. Gruber was President and Chief Executive Officer of DJG Financial Consulting, LLC from 2007 to 2015, and performed Sarbanes-Oxley assessments for public companies and served as a chief financial officer for a non-profit organization

Jeffrey W. Wallace –Mr. Wallace is currently Senior Director of Operations for Baylor University’s Office of Investments where he is responsible for operations as well as financial and performance reporting for over $ 1 billion in endowment assets. He is also responsible for liquidity and cash management functions of the portfolio and serves as the Office's primary liaison on legal, compliance, risk management and audit and tax matters. Additionally, he performs operational due diligence and tracks the financial and legal due diligence processes related to endowment fund investments.  Prior to his current position, Mr. Wallace was Senior Vice President and Chief Investment Officer for Progressive Bank/Progressive Bancorp, Inc.  Mr. Wallace has nearly 25 years of business experience and is also a CPA, a JD and a CFP® professional.

The following sets forth ranges representing each Trustee’s beneficial ownership of Fund Shares as of December 31, 2016. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Page 16 - Monteagle Funds –  Statement of Additional Information

Trustee	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	Monteagle Informed Investor Growth Fund	The Texas Fund	Aggregate Range of Trustee’s Beneficial Ownership in all Fund Shares
Larry J. Anderson	B	B	B	B	B	B	B
David J. Gruber	B	B	B	B	B	B	B
Jeffrey W. Wallace	B	B	B	B	B	B	B

The following table provides information regarding the officers of the Trust.

Executive Officers

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Paul B. Ordonio, JD 1967	President, CCO	Since 11/01/02

Nashville Capital Corporation, VP of Development, 05/09 to present; Matrix Capital Group, Representative 05/09 to present; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to present; PJO Holdings, LLC from 07/15 to present.

				N/A	N/A
Umberto Anastasi 1974	Treasurer, Chief Financial Officer	Since 10/1/16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.	N/A	N/A
Brandon M. Pokersnik 1978	Secretary, AML Officer	Since 10/1/16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.”	N/A	N/A

COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid $1,000 for each quarterly meeting attended and $500 for each special meeting attended. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

The Trust’s policy is that any future Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust's Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust and the only Trust officer who receives compensation from the Trust, for the year ended August 31, 2017:

Name of Person (Position)	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson (Trustee)	$13,400	$0	$0	$13,400
David J. Gruber	$13,400	$0	$0	$13,400
Jeffrey W. Wallace	$13,400	$0	$0	$13,400
Paul B. Ordonio, JD (Chief Compliance Officer)[1]	$101,500	$0	$0	N/A

1

As of August 31, 2017, the Funds pay $99,000 annually for CCO services. Each Fund pays $5,000 with the CCO also receiving a special bonus of $2,500 from the Funds in August 2017. The payment was allocated among the Funds based on their respective net assets on payment date.

Page 18 - Monteagle Funds –  Statement of Additional Information

INVESTMENT ADVISER

Services of Adviser

Nashville Capital Corporation ("Nashville Capital") serves as investment adviser to each Fund pursuant to a Management Agreement dated May 2, 2017 ("Management Agreement") with the Trust. Under such Agreement, Nashville Capital furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

Ownership of Adviser

Nashville Capital, located at 2506 Winford Ave., Nashville, Tennessee 37211, serves as investment manager to the Funds. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds.

Nashville Capital was formed in 1988 and, as of August 31, 2017, managed assets of over $131 million for financial institutions. The following persons may be deemed to be control persons of Nashville Capital: Micah D. White, due to his position as President and a shareholder of Nashville Capital; Larry C. Catlett, due to his position as Secretary and a shareholder of Nashville Capital; Paul B. Ordonio, due to his position as Chief Compliance Officer of Nashville Capital. The general nature of each of these persons’ business is financial services.

Fees

Nashville Capital receives an advisory fee at an annual rate outlined in the charts below of the average daily net assets of the Funds. Table 1A in Appendix B shows the dollar amount of fees paid by the Trust to the Adviser, the amount of fees waived by the Adviser and the actual fees retained by the Adviser. The Adviser's fees are calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

Nashville Capital receives an advisory fee for the Monteagle Fixed Income Fund at an annual rate outlined in the chart below of the average daily net assets of such fund.

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $50 million	0.965%
$50 million to $100 million	0.845%
Over $100 million	0.775%

Nashville Capital receives an advisory fee for the Monteagle Informed Investor Fund, the Monteagle Quality Growth Fund, the Monteagle Select Value Fund, and the Monteagle Value Fund at an annual rate outlined in the chart below of the average daily net assets of such funds.

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

Nashville Capital receives an advisory fee for The Texas Fund at an annual rate outlined in the chart below of the average daily net assets of such fund.

Monteagle Funds –  Statement of Additional Information -  Page 19

AVERAGE DAILY NET ASSETS	FEE RATE (PER ANNUM)
First $10 million	1.450%
$10 million to $25 million	1.350%
$25 million to $ 50 million	1.250%
$50 million to $100 million	1.100%
Over $100 million	0.950%

In addition to receiving advisory fees from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from such investor.

The following table sets forth the advisory fees paid to the Advisor by each Monteagle Fund during the fiscal periods indicated:

	Advisory Fees Accrued in Fiscal Year Ended 2017	Advisory Fees Accrued in Fiscal Year Ended 2016	Advisory Fees Accrued in Fiscal Year Ended 2015
Fixed Income Fund	$489,223	$492,387	$454,349
Informed Investor Growth Fund	$136,241	$138,355	$152,954
Quality Growth Fund	$300,833	$289,715	$305,539
Select Value Fund	$140,758	$128,147	$177,097
Value Fund	$253,340	$216,478	$236,300
Texas Fund	$146,749	$137,270	$176,618

Other Provisions of the Management Agreements

Subject to the Management Agreements between the Trust and the Adviser, the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except costs of membership in trade associations, Securities and Exchange Commission ("SEC") registration fees and related expenses, brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the base compensation of the Trust’s CCO and extraordinary expenses. The Funds may also pay 100% of any extraordinary expenses associated with the CCO’s duties including extraordinary expenses associated with retention or other bonuses.

The Management Agreement for the Trust was first approved and adopted by shareholders on May 2, 2017 and shall continue in effect for two years from such date. Thereafter, the Management Agreement must be approved at least annually by the Board or by vote of shareholders, and in either case by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party. The Management Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The Management Agreement will terminate immediately upon its assignment.

SUB-ADVISERS

To assist the Adviser in carrying out its responsibilities, the Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund pursuant to Sub-Advisory Agreements with the Adviser. The continuance of the Sub-Advisory Agreements must be approved at least annually by the Board or by vote of shareholders of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Agreement

Page 20 - Monteagle Funds –  Statement of Additional Information

or interested persons of any such party.

PARKWAY ADVISORS, LP ("PARKWAY"), located in Abilene, Texas, subadvises the portfolio of the Monteagle Select Value Fund. Parkway has been registered with the SEC as an investment adviser since May 16, 2001. As of August 31, 2017, Parkway Advisors manages client portfolios with assets in excess of $2.1 billion. Theron R. Holladay is President and a Principal of PARKWAY. Chad B. Hoes is Chief Investment Officer with PARKWAY. They are responsible for management of the portfolio. Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, own PARKWAY, a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other subsidiary companies. Its operations are divided among companies involved in real estate, aviation, capital ventures and the like. None of the affiliate companies or holding company participates in the day-to-day management or the investment process of PARKWAY. Nashville Capital pays PARKWAY a sub-advisory fee equal to 0.50% per annum of the Fund's average daily net assets.

GARCIA HAMILTON & ASSOCIATES, L.P. ("GHA"), located in Houston, Texas, subadvised the portfolio of the Monteagle Quality Growth Fund for the entire fiscal year ended August 31, 2017. GHA is a limited partnership formed under the laws of Delaware that is registered as an investment adviser under the Investment Advisers Act of 1940. As of August 31, 2017, GHA managed assets over $7.7 billion for institutions and high net worth individuals. The six internal partners of GHA, led by Gilbert A. Garcia, Managing Partner, is deemed to control GHA. For its services, GHA receives a sub-advisory fee from Nashville Capital Corporation at an annual rate of 0.30% of the Fund's average daily net assets.

Beginning on September 1, 2017, HOWE AND RUSLING, INC. ("H&R"), located in Rochester, New York, subadvises the portfolios of the Monteagle Quality Growth Fund. The firm was founded in 1930 and, as of August 31, 2017, H&R managed assets of approximately $1.09 billion for individuals, retirement plans, corporate and non-profit endowments. Craig D. Cairns may be deemed to control H&R due to his position as President, Chairman and shareholder. Nashville Capital pays H&R a sub-advisory fee equal to 0.30% per annum of the Fund's average daily net assets.

 ROBINSON INVESTMENT GROUP, INC. ("ROBINSON"), located in Brentwood, Tennessee, subadvises the portfolio of the Monteagle Value Fund. The firm was founded in 1996 by Russell L. Robinson and, as of August 31, 2017, managed assets of approximately $110 million for individuals, financial institutions, pension plans, corporations and other business entities. Russell Robinson may be deemed to control Robinson due to his position as President, owner and founder. Nashville Capital pays Robinson a sub-advisory fee equal to 0.50% (prior to March 1, 2012, 0.60%) per annum of the Fund's average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

HOWE AND RUSLING, INC. ("H&R"), located in Rochester, New York, subadvises the portfolios of the Monteagle Fixed Income Fund. The firm was founded in 1930 and, as of August 31, 2017, H&R managed assets of approximately $1.09 billion for individuals, retirement plans, corporate and non-profit endowments. Craig D. Cairns may be deemed to control H&R due to his position as President, Chairman and shareholder. Nashville Capital pays H&R a sub-advisory fee equal to 0.30% per annum of the Fund's average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

T.H. FITZGERALD & CO. ("FITZGERALD"), located in Naugatuck, Connecticut, subadvises the portfolio of the Monteagle Informed Investor Growth Fund. The firm was founded in 1959 and, as of August 31, 2017, Fitzgerald managed assets of approximately $28 million for large institutional accounts. T.H. Fitzgerald, Jr. may be deemed to control the firm due to his position as President and owner. Kathleen A. Doback may be deemed a control person due to her position as Chief Compliance Officer. Nashville Capital pays Fitzgerald a sub-advisory fee equal to 0.50% (prior to March 1, 2012, 0.65%) per annum of the Fund's average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

J. TEAM FINANCIAL, INC. D/B/A TEAM FINANCIAL STRATEGIES (“TEAM”) located in Abilene, Texas subadvises the portfolio of The Texas Fund. The firm was founded in 2005 by Jody Team and, as of August 31, 2017, managed assets of $83.6 million for institutions, investment companies and high net worth individuals. Jody Team may be deemed to control Team due to his position as President, Chief Executive Officer and Founder. Nashville Capital pays Team a sub-advisory fee equal to 0.25% per annum of the Fund’s average daily net assets up to $10 million, and 0.60% of

Monteagle Funds –  Statement of Additional Information -  Page 21

such assets above $10 million.

The following table sets forth the sub-advisory fees paid to the Subadvisor by each Monteagle Fund during the fiscal periods indicated:

	Sub-advisory Fees Accrued in Fiscal Year Ended 2017	Sub-advisory Fees Accrued in Fiscal Year Ended 2016	Sub-advisory Fees Accrued in Fiscal Year Ended 2015
Fixed Income Fund	$138,853.34	$139,965.94	$130,224.09
Informed Investor Growth Fund	$56,671.74	$57,569.36	$63,760.79
Quality Growth Fund	$75,173.62	$72,515.16	$76,548.45
Select Value Fund	$55,239.95	$52,523.16	$73,790.33
Value Fund	$105,378.46	$90,273.92	$98,452.76
Texas Fund	$17,707.88	$7,867.18	$39,045.67

Responsibilities and Fee Information

The fees paid by the Adviser to the Sub-advisers do not increase the fees paid by shareholders of the Funds. Table 1B in Appendix B shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser for each Fund.

The Adviser performs internal due diligence on each Sub-adviser and monitors each Sub-adviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Sub-advisers, supervising each Sub-adviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Sub-advisers to engage in certain investment techniques for the Fund, and recommending to the Board whether Sub-Advisory Agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Sub-advisers or appoint additional Sub-advisers, depending on the Adviser's assessment of what combination of Sub-advisers it believes will optimize each Fund's chances of achieving its investment objectives.

Subject always to the control of the Board of Trustees, each Sub-adviser, at its expense, furnishes a continuous investment program for the Fund for which it acts as Sub-adviser. Each Sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each Sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the applicable Fund. Each Sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each Sub-adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

Page 22 - Monteagle Funds –  Statement of Additional Information

PORTFOLIO MANAGERS

Monteagle Select Value Fund

Theron R. Holladay and Chad B. Hoes are responsible for management of the Monteagle Select Value Fund. The number of other accounts and the total assets in the accounts managed by Messrs. Hoes and Holladay as of August 31, 2017 are as follows:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Chad B. Hoes	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 38	$2.1 billion	0	$0
Theron R. Holladay	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 38	$2.1 billion	0	$0

Except as otherwise negotiated, Parkway as the Sub-adviser has voluntarily waived its advisory fees to the extent and in the amount client assets are invested in the Fund, and Parkway does not receive duplicative compensation.

The compensation for Messrs. Holladay and Hoes is a fixed salary established by their board of directors. The Board may also grant a bonus, but there is no established formula for, or expectation of, a bonus. Investment performance and the ability to attract assets are among the factors the Board considers in establishing the salaries; however, compensation or bonuses are not based on the Fund's investment performance or the value of the Fund's assets.

Monteagle Quality Growth Fund

Tom Sauer, Craig D. Cairns, Stefan Kip Astheimer, Robert J. Provok and Brett Winnefeld of H&R are jointly and primarily responsible for the day-to-day management of the Monteagle Quality Growth Fund. As of August 31, 2017, each portfolio manager was responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Robert J. Prorok	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 356	$274 million	0	$0
Stefan Astheimer	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 0	$0	0	$0
Craig D. Cairns	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 362	$408 million	0	$0
Tom Sauer	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 0	$0 million	0	$0
Brett Winnefeld	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 8	$3 million	0	$0

Each portfolio manager is compensated by H&R. The equity team compensation consists of a fixed salary and an annual discretionary bonus determined by H&R's President based on the following: (i) the quality of research contributions, (ii) the aggregate pre-tax performance of all the firm’s equity portfolios including the Monteagle Quality Growth Fund versus their respective benchmarks, and (iii) contribution to firm success. The equity team also receive a percentage of the firm’s revenues from the Monteagle Fund.  Mr. Prorok is a Senior Portfolio Manager and also serves as Chair of H&R's Fixed Income and Equity Investment Committees. He receives a percentage of the fees earned on all accounts that he manages (not including the subadvisory fee received by H&R with respect to the Monteagle Fixed Income Fund) and a bonus based on performance of H&R's equity and fixed income investments. Mr. Cairns' compensation consists of a fixed salary and discretionary bonus not based on fund performance, a portion of which relates to the quality of research contributions to H&R.

Monteagle Value Fund

Russell L. Robinson, president of Robinson, serves as the portfolio manager of the Monteagle Value Fund and is responsible for making investment decisions for the Fund. As of August 31, 2017, Mr. Robinson was responsible for management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Russell L. Robinson	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 45	$35 million	0	$0

Mr. Robinson is compensated for his services by Robinson as Sub-Adviser to the Value Fund. Mr. Robinson receives a fixed salary and is eligible to participate in the benefit plans offered by Robinson to its other employees.

Monteagle Fixed Income Fund

Robert J. Prorok, Vincent A. Russo, Ben McCubbin and Craig D. Cairns of H&R are jointly and primarily responsible for the day-to-day management of the Monteagle Fixed Income Fund. As of August 31, 2017, each portfolio manager was responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Robert J. Prorok	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 356	$273 million	0	$0
Vincent A. Russo	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 87	$542 million	0	$0
Craig D. Cairns	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 408	$362 million	0	$0
Ben McCubbin	Registered Investment Companies: 0	$0	0	$0
	Pooled Investment vehicles: 0	$0	0	$0
	Other Accounts:0	$0	0	$0

Each portfolio manager is compensated by H&R. Mr. Russo's compensation consists of a fixed salary and an annual discretionary bonus determined by H&R's President based on the following: (i) the quality of research contributions, (ii) the aggregate pre-tax performance of all fixed income accounts (including the pre-tax performance of the Monteagle Fixed Income Fund) on a calendar year basis as compared to the Barclays Capital Intermediate U.S. Government/Credit Bond Index and (iii) contribution to firm success. Mr. Prorok is a Senior Portfolio Manager and also serves as Chair of H&R's Fixed Income and Equity Investment Committees. He receives a percentage of the fees earned on all accounts that he manages (not including the subadvisory fee received by H&R with respect to the Monteagle Fixed Income Fund) and a

Monteagle Funds –  Statement of Additional Information -  Page 25

bonus based on performance of H&R's equity and fixed income investments. Mr. Cairns' compensation consists of a fixed salary and discretionary bonus not based on fund performance, a portion of which relates to the quality of research contributions to H&R.

Monteagle Informed Investor Growth Fund

T.H. Fitzgerald, Jr. is responsible for making investment decisions for the Monteagle Informed Investor Growth Fund. As of August 31, 2017, Mr. Fitzgerald was responsible for management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
T.H. Fitzgerald, Jr.	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 3	$28 million	0	$0

T.H. Fitzgerald, Jr., as the owner of T.H. Fitzgerald, is compensated based upon the profits of T.H. Fitzgerald. He does not receive any fixed compensation.

The Texas Fund

Jody Team, Heath Hambrick and Scott Haynes are responsible for making investment decisions for The Texas Fund. As of August 31, 2017, the portfolio managers were responsible for the management of the following other accounts in addition to the Fund:

PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED	TOTAL ASSETS OF ACCOUNTS MANAGED	NUMBER OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS OF MANAGED ACCOUNTS SUBJECT TO A PERFORMANCE FEE
Jody Team	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 89	$38.71 million	0	$0

Scott Haynes	Registered investment companies: 0	$0	0	$0
	Pooled investment vehicles: 0	$0	0	$0
	Other accounts: 66	$33.36 million	0	$0

As of August 31, 2017, the structure of, and method used to determine, the compensation received by the Fund’s portfolio managers is comprised of two key components: (1) salary and (2) discretionary bonus.

First, Team offers a competitive salary based on an individual’s experience and expected contribution to the firm.  Second, all Team portfolio managers are eligible for a discretionary annual bonus that is tied directly to the overall performance of the individual as well as the profitability of the firm.  This bonus is completely discretionary and may not be paid annually.  The Fund’s portfolio managers’ compensation, which is flexible, is not based on the value of the Fund’s assets.

None of the Portfolio Managers beneficially own any equity securities in the Fund.

OWNERSHIP OF FUND SHARES

The dollar value of each Fund's shares owned by each Portfolio Manager as of August 31, 2017, is set forth below.

Portfolio Manager	Monteagle Fixed Income Fund	Monteagle Quality Growth Fund	Monteagle Value Fund	Monteagle Select Value Fund	Monteagle Informed Investor Growth Fund	The Texas Fund
Chad B. Hoes	N/A	N/A	N/A	$0 - $5,000	N/A	N/A
Theron R. Holladay	N/A	N/A	N/A	$5,000 - $10,000	N/A	N/A
Robert J. Prorok	N/A	N/A	N/A	N/A	N/A	N/A
Vincent A. Russo	N/A	N/A	N/A	N/A	N/A	N/A
Craig D. Cairns	N/A	N/A	N/A	N/A	N/A	N/A
Ben McCubbin	N/A	N/A	N/A	N/A	N/A	N/A
Tom Sauer	N/A	N/A	N/A	N/A	N/A	N/A
Stefan Kip Astheimer	N/A	N/A	N/A	N/A	N/A	N/A
Russell L. Robinson	N/A	N/A	N/A	N/A	N/A	N/A
Brett Winnefield	N/A	N/A	N/A	N/A	N/A	N/A
T.H. Fitzgerald, Jr	N/A	N/A	N/A	N/A	$100,001-$500,000	N/A
Jody Team	N/A	N/A	N/A	N/A	N/A	$1-$25,000
Scott Haynes	N/A	N/A	N/A	N/A	N/A	N/A

Monteagle Funds –  Statement of Additional Information -  Page 27

POTENTIAL CONFLICTS OF INTERESTS

As described above, each portfolio manager provides investment advisory and other services to clients other than the applicable Fund. In addition, each portfolio manager may carry on investment activities for his own account(s) and/or the accounts of family members. Except as described above, none of the portfolio managers beneficially own any equity securities of the Funds. The Funds have no interest in these activities. As a result of the foregoing, each portfolio manager is engaged in substantial activities other than on behalf of the applicable Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the portfolio managers may manage such other accounts on terms that are more favorable than the terms on which the Sub-adviser manages the applicable Fund, such as in cases where the Sub-adviser receives higher fees from the other accounts than the management fee received from the applicable Fund.

There may be circumstances under which a portfolio manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets that the portfolio manager commits to such investment. There also may be circumstances under which a portfolio manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts. It is generally each Sub-adviser's policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Sub-adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Sub-adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Sub-adviser's other client accounts.

DISTRIBUTOR

Distributor; Services and Compensation of Distributor

Effective December 5, 2016, Arbor Court Capital, LLC (the “Distributor”), with principal offices at 8000 Town Center Road, Suite 400, Broadview Heights, Ohio 44147, acts as the distributor, or principal underwriter, of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares are sold on a continuous basis by Distributor as agent of the Fund, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares.

Prior to December 5, 2016, Matrix Capital Group, Inc. acted as the principal underwriter and distributor of the Fund’s shares.

Effective July 29, 2016, Class C shares closed and any Class C shareholder was converted to Class I shares.  Also effective July 29, 2016, The Texas Fund terminated its Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for The Texas Fund.  As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the disinterested Trustees of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.  The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to the Fund include improved shareholder services and savings to the Fund in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently investment objectives and to realize economies of scale.

Page 28 - Monteagle Funds –  Statement of Additional Information

OTHER FUND SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Effective December 5, 2016, Mutual Shareholder Services, LLC (“MSS”) serves as transfer agent and shareholder servicing agent to the Funds pursuant to a Transfer Agent Agreement (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, MSS has agreed to, among other things, (i) issue and redeem shares of the Funds; (ii) address and mail all communications from the Funds to their shareholders, including reports, dividend and distribution notices, and proxy material for any shareholder meetings; (iii) respond to correspondence or inquiries from shareholders and others; (iv)  maintain shareholder accounts and certain sub-accounts; and (v) make periodic reports to the Corporation’s Board of Directors concerning the Funds’ operations.

Accounting Services Agreement.  Effective December 5, 2016, pursuant to an Accounting Services Agreement, MSS provides certain services to the Funds, including but not limited to: (i) calculate and transmit to NASDAQ each Fund’s daily net asset value per share, (ii) maintain and keep current all books and records of the Funds as required by Rule 31a-1 of the 1940 Act, (iii) provide the Funds and the Manager with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time, (iv) provide data for the preparation of semi-annual and annual financial statements and annual tax returns, and (v) provide facilities to accommodate annual audit and any regulatory examinations conducted by the SEC or any governmental or quasi-governmental entity with jurisdiction.

Prior to December 5, 2016, M3Sixty Administration, LLC (the "Administrator"), acted as the Trust's administrator, fund accountant and transfer and dividend disbursing agent.

The fees payable to the Administrator are paid by the Adviser (not the Funds).

Custodian

As custodian, Huntington National Bank (the "Custodian") safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians to provide custody of the Funds' assets. The Custodian is located at 7 Easton Oval / EA4E95, Columbus, Ohio 43219.

For its services, the Custodian receives a fee, paid by the Adviser, for each Fund at the annual rate of 0.005% of its average daily net assets with a minimum of $3,600 per fund annually. The Custodian is also paid certain transaction fees. These fees are paid monthly based on average net assets and transactions for the previous month.

Legal Counsel

Law Office of C. Richard Ropka, LLC, Turnersville, New Jersey, serves as legal counsel to the Trust and the Independent Trustees.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for each Fund. The auditor audits the annual financial statements of the Funds and prepares each Fund's tax returns.

PORTFOLIO TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These

Monteagle Funds –  Statement of Additional Information -  Page 29

securities normally are purchased directly from the issuer or from an underwriter, dealer or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in the over-the-counter markets, the Adviser or Sub-adviser will seek to deal with the primary market makers but, when necessary in order to obtain best execution, the Adviser or Sub-adviser will utilize the services of others.

Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

Table 2 in Appendix B shows the aggregate brokerage commissions paid by each Fund. Data is presented for the past three fiscal years, except as otherwise noted.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser or Sub-adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in their discretion. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser or Sub-adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser or Sub-adviser seeks "best execution" for all portfolio transactions. This means that the Adviser or Sub-adviser seeks the most favorable price and execution available. The Adviser or Sub-adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

Choosing Broker-Dealers

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or Sub-adviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Obtaining Research from Brokers

The Adviser or Sub-adviser may give consideration to research services furnished by brokers to the Adviser or Sub-adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser or Sub-adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser or Sub-adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser or Sub-adviser in connection with the Funds. The Adviser or Sub-adviser's fees are not reduced by reason of the Adviser or Sub-adviser's receipt of research services.

The Adviser or Sub-adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's or Sub-adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased include industry

Page 30 - Monteagle Funds –  Statement of Additional Information

research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser or Sub-adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done, it will be because of the Adviser or Sub-adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed and efficiency in execution. Since most of the Adviser or Sub-adviser's brokerage commissions for research are for research on specific companies or industries, and since the Adviser or Sub-adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Funds' shareholders.

Brokers are selected by the Sub-adviser to the Monteagle Informed Investor Growth Fund to seek best execution, although some brokers selected may also provide the Sub-adviser with research or brokerage services. For the fiscal year ended August 31, 2017, approximately $90.9 million in transactions (with approximately $19,624 in related commissions) for the Monteagle Informed Investor Growth Fund were placed with brokers that provided research services.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser or Sub-adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser or Sub-adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct the Adviser or Sub-adviser to use a broker or dealer of the client's choice. If the client directs the Adviser or Sub-adviser to use a particular broker, the Adviser or Sub-adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among clients.

Counterparty Risk

The Adviser or Sub-adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

Transactions Through Affiliates

The Adviser and Sub-advisers do not effect brokerage transactions through affiliates of the Adviser or Sub-advisers (or affiliates of those persons).

Other Accounts of the Adviser or Sub-Adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or Sub-adviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser or Sub-adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser or Sub-adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

Portfolio Turnover

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on

Monteagle Funds –  Statement of Additional Information -  Page 31

many factors. Portfolio turnover rate is reported in the Prospectus. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates (over 100%) may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by the Trust's "regular broker-dealers" or the parents of those broker-dealers. For this purpose, regular broker-dealers means the 10 broker-dealers that: (1) received the greatest amount of brokerage commissions from the Funds during their last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during their last fiscal year; or (3) sold the largest amount of the Funds' shares during their last fiscal year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

GENERAL INFORMATION

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

PURCHASE AND REDEMPTION OF SHARES

Each Fund offers Class I shares. Class I Shares may be purchased by contacting the Transfer Agent at 1-888-263-5593 and by completing the application. Shares of any Fund may be purchased at the net asset value per share next determined after receipt and acceptance of the purchase order. Investors may invest any amount as often as they wish subject to the minimum investment and eligibility requirements and subject to the restrictions on excessive trading discussed below.

The minimum investment is $50,000 for Class I shares for the Monteagle Fixed Income Fund, Monteagle Quality Growth Fund, Monteagle Value Fund, Monteagle Informed Investor Funds and The Texas Fund unless you invest using an Automatic Investment Plan. See the prospectuses for more information.  The minimum investment is $10,000 for Class I shares for the Monteagle Select Value Fund unless you invest using an Automatic Investment Plan.   See the prospectuses for more information.  Subject to the minimum investment amount, shares may also be purchased by exchange. Shares of a Fund may be purchased by clients of certain financial institutions (which may include banks), securities dealers and other industry professionals. See “Purchases Through Financial Institutions” below.

Class I shares of the Funds are offered to institutional investors and may be purchased by:

 • A bank, trust company or other type of depository institutions;

 • An insurance company, investment company, endowment or foundation purchasing shares for its own account;

 • A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

 • Other qualified or non-qualified employee benefit plans, including pension, profit sharing, health and welfare, or other employee benefit plans that meet the following definition of an “Eligible Benefit Plan”: “Eligible Benefit Plans” are qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan’s or program’s aggregate investment in the Monteagle Family of Funds exceeds $1,000,000;

 • Monteagle Trustees and their immediate family members, Fund Counsel and Monteagle officers, employees and their immediate family members, including parents, and siblings may also purchase Class I shares; and

 • Any person that meets the $50,000 minimum. The Funds reserve the right to change the criteria for investors eligible for Class I shares. Monteagle reserves the right to reimburse certain expenses of Class I shareholders who have a significant

Page 32 - Monteagle Funds –  Statement of Additional Information

investment, at its discretion. The reimbursement will not be paid by the Fund in any way.

ADDITIONAL PURCHASE INFORMATION

Class I shares of each Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund.  Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund.  These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Fund shares are normally issued for cash only. In the Adviser or Sub-adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established by fair valuation procedures).

All contributions into an IRA through an automatic investment plan are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

Purchases Through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

The Funds may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers, including Charles Schwab & Co., Inc., are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at a Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Funds.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a

Monteagle Funds –  Statement of Additional Information -  Page 33

shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares, as provided in the Prospectus.

Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

Redemption-In-Kind

Each Funds’ Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Trust determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. Securities delivered in payment of redemptions are selected entirely by the Adviser based on what is in the best interests of the Funds and its shareholders, and are valued at the value assigned to them in computing the respective Fund's net asset value per share. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs will likely be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

HOW NET ASSET VALUE (NAV) IS DETERMINED

As described in the Prospectus under “When and How NAV is Determined,” the net asset value per share of the Funds is determined once on each day on which the NYSE is open, as of the close of the NYSE.   The Fund expects that the days, other than weekend days, that the NYSE will not be open are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sales price. In the absence of a sale price for any given day the mean of the last bid and ask price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. Investments in foreign securities and junk bonds are more likely to trigger fair valuation than other securities. The Board of Trustees annually approves the pricing services used by the fund accounting agent.

Fixed income securities such as corporate bonds, municipal bonds, convertible notes and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  These securities will be categorized as level 3 securities.

DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of net capital gains will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments will be made within seven days following the date on which

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distributions would otherwise be reinvested.

RETIREMENT ACCOUNTS

The Funds may be a suitable investment vehicle for part or all of the assets held in traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at (888) 263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You generally may contribute up to $5,500 annually to an IRA for 2013 (subject to future adjustment for inflation). If you are age 50 or older, you may contribute an additional $1,000. Only contributions to traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you (or, if you are married, you and your spouse) have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute annually to your IRA up to $12,000 for 2013 (subject to future adjustment for inflation), and your employer must generally match such contributions up to 3% of your annual salary. (If you are age 50 or older, you may contribute a greater amount.) Alternatively, your employer may elect to contribute to your IRA based on 2% of the lesser of your compensation or $255,000 (subject to periodic adjustments for inflation).

This information on IRAs summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisor about your specific tax situation.

EXCHANGES

By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting each of the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the “Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Funds’ business of investing in such stock, securities or currencies.  Any income derived by a Fund from a partnership or trust is treated as derived with respect to the Funds’ business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by a Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In

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general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer.  The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

As of August 31, 2017, Monteagle Fixed Income Fund and The Texas Fund had capital loss carryforwards for federal income tax purposes of $70,143 and $1,050,609, respectively.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. The 2012 Taxpayer Relief Act signed into law by President Obama on January 2, 2013 set the long-term capital gains rate for individual taxpayers at a rate of 15% for individuals who are subject to the 25%, 33% and 35% federal income tax brackets and at 20% for those individuals whose taxable income is subject to the 39.6% federal income tax bracket. Some, but not all, of the dividends paid by each Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If each Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met. Taxable dividends paid by a Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by a Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Each series of the Trust will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series’ taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of that Fund’s current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each Fund will be required, in certain cases, to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2015) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of a Fund’s activities in states and localities in which its offices are maintained, in which its

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agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by a Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  A Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

Each Fund is required to report the gross proceeds from the sale of Fund shares and is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, each Fund will use a default cost basis method.  The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

On March 30, 2010, President Obama signed into law the Health Care and Education Reconciliation Act of 2010.  This act requires certain individuals, estates and trusts to pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like Fund shares, subject to certain exceptions.  This surtax applies for taxable years beginning after December 31, 2012.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of the Health Care and Education Reconciliation Act of 2010 on their ownership and disposition of the shares.

The Funds will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

OTHER MATTERS

GENERAL INFORMATION ON THE TRUST AND ITS SHARES

Structure

The Trust was organized as a statutory trust under the laws of the State of Delaware on November 25, 1997, as Memorial Funds and, in 2006 it changed its name to Monteagle Funds. The Trust has operated as an investment company since inception.

The Trust is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Trust offers shares of beneficial interest in series. As of the date hereof, the Trust has issued shares of beneficial interest in the following series:

Monteagle Fixed Income Fund	Monteagle Quality Growth Fund
Monteagle Informed Investor Growth Fund	Monteagle Select Value Fund
The Texas Fund	Monteagle Value Fund

Each Fund is a series of Monteagle Funds. It is not intended that meetings of shareholders be held except when required

Monteagle Funds –  Statement of Additional Information -  Page 37

by Federal or Delaware law. From time to time, large shareholders may control one or more Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Funds do not intend to exercise control over the management of companies in which they invest.

The Trust and each Fund will continue indefinitely until terminated.

Not all of the Funds may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

Shareholder Voting and Other Rights

Each share of each Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Generally, shares will be voted separately by individual Fund except: (1) when required by applicable law, shares shall be voted in the aggregate and not by individual Fund; and (2) when the Trustees have determined that the matter affects the interests of more than one Fund, then the shareholders of all such Funds shall be entitled to vote thereon. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder of a Fund is entitled to the shareholder's pro rata share of all distributions arising from that Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares. A shareholder or shareholders representing 33% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Certain Reorganization Transactions

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval: (1) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof; (2) cause any or all shares to be exchanged under or pursuant to any state or Federal statute to the extent permitted by law; or (3) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.

FUND OWNERSHIP

As of December 8, 2017, the persons listed below owned of record 5% or more of a Fund.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. Shareholders owning of record or beneficially 25% or more of a Fund may be deemed to control such Fund.

SHAREHOLDER	FUND	PERCENTAGE OF SHARES OWNED
MITRA & CO*	MONTEAGLE FIXED INCOME CL I	95.02%
MARIL & CO*	MONTEAGLE QUALITY GROWTH CL I	93.10%
CHARLES SCHWAB	MONTEAGLE QUALITY GROWTH CL I	5.93%
MARIL & CO*	MONTEAGLE INFORMED INVESTOR CL I	96.06%
MARIL & CO*	MONTEAGLE VALUE FUND CL I	99.57%
CHARLES SCHWAB*	MONTEAGLE SELECT VALUE CL I	75.40%
MARIL & CO*	MONTEAGLE SELECT VALUE CL I	15.63%
NFS, LLC	TEXAS FUND	76.27%
TD Ameritrade	TEXAS FUND	14.15

 * The listed securities are owned beneficially by the entity for the benefit of its clients invested in the Fund.

As of December 8, 2017, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of each Fund's outstanding shares.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of a Fund, shall be entitled out of the assets of such Fund to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

CODE OF ETHICS

The Trust, the Advisers, the Sub-advisers and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate or mitigate conflicts of interest between the Funds and personnel of the Funds, the Adviser, the Sub-advisers and the Distributor. The codes of ethics permit such personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics require all covered persons to conduct their personal securities transactions in a manner which do not operate adversely to the interests of the Funds or other clients. Copies of the codes of ethics have been filed with the SEC as exhibits to the Trust's registration statement, which is available on the SEC's website at http://www.sec.gov. The Trust's code of ethics is available free of charge upon request by calling (888) 263-5593 or writing:

MONTEAGLE FUNDS

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to protect the confidentiality of Fund holdings and prevent the selective disclosure of

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nonpublic information about Fund portfolio holdings. The Trust publicly discloses holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Portfolio information is provided to the Funds' custodian (daily), fund accountants (daily), investment adviser and Sub-advisers (daily), independent registered public accounting firm (annually), attorneys (as needed), officers (daily) and Trustees (quarterly) and each of their respective affiliates and advisers, and are subject to conditions.  of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Periodically, the Trust's executive officers or the Adviser, Sub-advisers or Administrator may distribute certain Fund information such as top ten holdings, sector holdings and other portfolio characteristic data before such information is required to be disclosed pursuant to regulatory requirements, provided that the information has been publicly disclosed via the Funds' website or otherwise, typically 30 days after quarter end.

There are numerous mutual fund evaluation services, such as Standard & Poor's, Morningstar, or Lipper, that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Funds by these services, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services before their public disclosure is required as discussed above. These services are prohibited from trading on the information they receive and are expected to prevent the distribution of portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds before the portfolio holdings or results of the analysis become public information.  The Trust, Fund, Advisor, Subadvisor and any affiliated persons of the Advisor or Subadvisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

The Adviser or Sub-advisers of the Funds may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities that may be purchased for the Funds. In no case will a list specifically identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

The Board has approved the Trust's portfolio holdings disclosure policies and procedures and must approve any material change to such policies and procedures. The Board oversees the monitoring of these policies by authorizing the Chief Compliance Officer to audit the policies and procedures and approve any exception to the policies that is deemed to be in the best interest of the Funds' shareholders. The Chief Compliance Officer shall report to the Board annually to discuss the information, who gets the information and whether any violations have occurred. The Board may also impose additional restrictions on the dissemination of portfolio information beyond those found in the policies and procedures. Any violation of the policies and procedures that constitutes a material compliance matter, conflict, waiver or exception to the policies and procedures will be reported to the Board, and the Board and/or Chief Compliance Officer shall address and resolve the matter.

PROXY VOTING PROCEDURES

The Trust has adopted policies and procedures to be used in connection with voting proxies relating to portfolio securities. The policies and procedures provide instructions to the Adviser on how to vote when specified matters are presented for shareholder vote. If there is a conflict between the interest of the Adviser and Fund shareholders that is not covered by the list of specified matters, then the Board of Trustees or a designated disinterested Trustee must be contacted for a decision on how to vote on the matter. A copy of the Trust's Proxy Voting Procedures is attached as Appendix C. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available, without charge, by calling (888) 263-5593 or on the SEC's website at http://www.sec.gov.

REGISTRATION STATEMENT

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This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended August 31, 2017, included in the Annual Report to Shareholders filed by the Trust with the SEC on Form N-CSR on November 9, 2017, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm.

Monteagle Funds –  Statement of Additional Information -  Page 41

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS) AND PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

AAA

Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA

Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A

Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA

Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA

Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA	Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA

Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

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AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

An obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE	PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The 'r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

FITCH RATINGS

AAA

HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A

HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB

SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%.

SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.

• High rates of return on funds employed.

• Conservative capitalization structure with moderate reliance on debt and ample asset protection.

• Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

• Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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PRIME-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME	Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

F1

Obligations assigned this rating are considered to have the highest credit quality. This rating indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Obligations assigned this rating are considered to have good credit quality. This rating indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Obligations assigned this rating are considered to have fair credit quality. This rating indicates an adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Obligations assigned this rating are considered speculative. This rating indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

Obligations assigned this rating are considered to have a high default risk. This rating indicates that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

Monteagle Funds –  Statement of Additional Information -  Page 45

D

Obligations assigned this rating are in actual or imminent payment default.

Page 46 - Monteagle Funds –  Statement of Additional Information

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

A.

The following table shows the dollar amount of advisory fees accrued by each Fund, the amount of that fee waived by the Adviser, if any, and the actual fees retained by the Adviser during the past three fiscal years.

MONTEAGLE FIXED INCOME FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2017	$489,223	$0	$489,223
Year Ended August 31, 2016	$492,387	$0	$492,387
Year Ended August 31, 2015	$454,349	$0	$454,349

MONTEAGLE QUALITY GROWTH FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2017	$300,833	$0	$300,833
Year Ended August 31, 2016	$289,715	$0	$289,715
Year Ended August 31, 2015	$305,539	$0	$305,539

MONTEAGLE SELECT VALUE FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2017	$140,758	$0	$140,758
Year Ended August 31, 2016	$128,147	$0	$128,147
Year Ended August 31, 2015	$177,097	$0	$177,097

MONTEAGLE VALUE FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2017	$253,340	$0	$253,340
Year Ended August 31, 2016	$216,478	$0	$216,478
Year Ended August 31, 2015	$236,300	$$0	$236,300

Monteagle Funds –  Statement of Additional Information -  Page 47

MONTEAGLE INFORMED INVESTOR GROWTH FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year Ended August 31, 2017	$136,241	$0	$136,241
Year Ended August 31, 2016	$138,355	$0	$138,355
Year Ended August 31, 2015	$152,954	$0	$152,954

THE TEXAS FUND	NASHVILLE CAPITAL ADVISORY FEE ACCRUED	NASHVILLE CAPITAL ADVISORY FEE WAIVED	NASHVILLE CAPITAL ADVISORY FEE RETAINED
Year ended August 31, 2017	$146,749	$0	$146,749
Year Ended August 31, 2016	$137,270	$0	$137,270
Year Ended August 31, 2015	$176,618	$0	$176,618

B.

The following table shows the aggregate dollar amount of fees paid by the Adviser to the Sub-adviser with respect to each Fund.

MONTEAGLE FIXED INCOME FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2017	$138,853
Year Ended August 31, 2016	$139,966
Year Ended August 31, 2015	$130,224

MONTEAGLE QUALITY GROWTH FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2017	$75,174
Year Ended August 31, 2016	$72,515
Year Ended August 31, 2015	$76,548

MONTEAGLE SELECT VALUE FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2017	$55,240
Year Ended August 31, 2016	$52,523
Year Ended August 31, 2015	$73,790

Page 48 - Monteagle Funds –  Statement of Additional Information

MONTEAGLE VALUE FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2017	$105,378
Year Ended August 31, 2016	$90,274
Year Ended August 31, 2015	$98,453

MONTEAGLE INFORMED INVESTOR GROWTH FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2017	$56,672
Year Ended August 31, 2016	$57,569
Year Ended August 31, 2015	$63,761

THE TEXAS FUND	AGGREGATE DOLLAR AMOUNT PAID
Year Ended August 31, 2017	$17,708
Year Ended August 31, 2016	$7,867
Year Ended August 31, 2015	$39,046

TABLE 2 - BROKERAGE COMMISSIONS PAID

The following table shows the aggregate brokerage commissions with respect to each Fund. The data is for the past three fiscal years.

MONTEAGLE FIXED INCOME FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2017	$ 0
Year Ended August 31, 2016	$0
Year Ended August 31, 2015	$ 0

MONTEAGLE QUALITY GROWTH FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2017	$4,601
Year Ended August 31, 2016	$4,881
Year Ended August 31, 2015	$3,226

MONTEAGLE SELECT VALUE FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2017	$6,567
Year Ended August 31, 2016	$2,298
Year Ended August 31, 2015	$4,292

MONTEAGLE VALUE FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2017	$7,069
Year Ended August 31, 2016	$13,953
Year Ended August 31, 2015	$5,830

MONTEAGLE INFORMED INVESTOR GROWTH FUND	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2017	$26,363
Year Ended August 31, 2016	$50,659
Year Ended August 31, 2015	$32,927

THE TEXAS FUND[1]	AGGREGATE COMMISSIONS PAID
Year Ended August 31, 2017	$4,963
Year Ended August 31, 2016	$7,386
Year Ended August 31, 2015	$11,742

Page 50 - Monteagle Funds –  Statement of Additional Information

APPENDIX C - PROXY VOTING PROCEDURES

PROXY VOTING PROCEDURES

The Board of Trustees of the Monteagle Funds (the “Funds”) notes the January 31, 2003 Securities and Exchange Commission (“SEC”) releases adopting various rules – including, among others, Investment Company Act of 1940 Rule 30b1-4 and Investment Adviser Act of 1940 Rule 206(4)-6.  These procedures have been adopted in light of those releases.  It is the intent of the Board that the Funds’ procedures be consistent with those of the Funds’ investment advisers to avoid unnecessary expenses.

 A.  Guidelines

It is the policy of the Funds to vote proxies for all accounts for which it has voting authority in a manner in which the Funds believes to be in the best interests of its clients and Plan participants.  The Funds recognizes that in many instances the interests of corporate management may not be consistent with what the Funds views to be in the best interests of the Plan participant.  Therefore, the Funds has adopted the following general procedures:

1.

Confidential Voting and Shareholder Actions:  The Funds believes that the proxy voting systems should provide access to both management and shareholders.  As such, the Funds would tend to vote in favor of shareholder resolutions requesting that corporations adopt policies that comprise both confidential voting and the use of independent inspectors of elections.

The Funds would also generally oppose any measures that would restrict the right of shareholders to act by written consent or to call a special meeting of the shareholders.

2.

Poison Pills and Golden Parachutes:  The Funds believes that the shareholders of a corporation should have the right to vote upon decisions in which there is a real or potential conflict between the interests of shareholders and those of management.

Thus, the Funds will vote in favor of shareholder proposals requesting that a corporation submit a “poison pill” for shareholder ratification.  We will examine, on a case-by-case basis, shareholder proposals to redeem a “poison pill” and management proposals to ratify a “poison pill”.  The Funds will also vote in favor of proposals that “golden parachute” proposals be submitted for shareholder approval.

3.

Election of Directors:  The Funds believes that one of the primary rights of a shareholder is the right to vote for the election of directors.  We feel that all members of the board of directors should stand for election each year, and will, therefore, vote against a classified or “staggered” board.

4.

Voting Rights:  The Funds believes that each shareholder should have equal voting rights.  The Funds will vote against dual class voting and other unequal voting structures.

5.

Fair Price Amendments:  The Funds believes that “fair price amendments” can protect shareholders from coercive and discriminatory tender offers.  The Funds will generally vote in favor of fair price provisions and in favor of other measures which we feel will protect shareholders from coercive takeover bids which do not provide for fair and equal treatment of all shareholders.

6.

Target Share Payments:  The Funds believes that shareholders should have the right to vote on the placement of blocks of a corporation’s stock in the hands of persons friendly to management.

The Funds will vote in favor of shareholder proposals which request that corporations first obtain shareholder authorization before issuing any significant amount of voting stock (whether common or preferred), rights, warrants or securities convertible into voting stock to any person or group.  We believe that shareholders should have the right to vote on placements that could enable management of a corporation to defeat a tender offer that may be in the best interests of shareholders.

Monteagle Funds –  Statement of Additional Information -  Page 51

7.

Tender Offers:  The Funds will consider tender offers on a case-by-case basis.

B.  Conflicts

The Funds recognizes that proxy proposals may present a conflict between the interests of fund shareholders and those of the fund’s investment adviser, principal underwriter, or other service providers or certain other affiliates.  Therefore, the Funds has adopted the following conflict procedures:

1.

Identifying Conflicts:  The person assigned responsibility for voting proxies shall, when reviewing proxy materials, identify conflicts of interest including, for example:

a.

when the adviser (or its affiliate) is or is seeking to manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a Funds whose management is soliciting proxies or;

b.

has business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships.

2.

Data for Identifying Conflicts:  The person assigned responsibility for voting proxies shall advise Funds management (or the fund’s investment adviser) of companies soliciting proxies, and management shall advise if there are any known conflicts – including, in particular, the conflicts listed as example in the preceding paragraph.

3.

Disclose Conflicts:  If a conflict is identified, the person assigned to vote proxies shall notify Funds management as soon as possible so that a voting decision may be made, voting on the proxy proposal in a timely manner.

4.

Voting Decisions in Conflict Situations:  If the matter to be voted on is covered by Part A of these procedures, the proxy shall be voted in accordance with Part A.  If the matter is not specifically addressed by Part A and there is a conflict, management of the Funds shall contact the Board of Trustees or the Board’s designated representative for voting instructions.

5.

Record of Voting Instructions:  Funds management shall record and the person responsible for voting proxies shall maintain records reflecting client voting instructions on matters where there are conflicts.

C.  Voting Records

The Funds recognizes obligations to maintain records as required by Rule 30b1-4 under the Investment Funds Act of 1940 and not the investment adviser’s obligations under Rule 206(4)-6 and 204-2(c)(2) under the Investment Advisers Act of 1940.   Therefore, the Funds has adopted the following record keeping procedure:

1.

Person Responsible:  The person assigned responsibility for voting proxies or, if that person is an outside service provider, the person in the Funds’ legal or compliance department responsible for maintaining compliance records shall prepare and maintain the files/records required by these procedures.

2.

Policies and Procedures:  A copy of all proxy voting procedures adopted by the Funds shall be maintained in an appropriately labeled file for the term required by regulatory authorities.

3.

Proxy Statements:  A record of all proxy statements with respect to securities held in Funds (or client) portfolios shall be maintained in the form of an EXCEL (or similar) spreadsheet.  Hard copies of the proxy statements shall not be maintained in Funds files; instead, the Funds shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

Page 52 - Monteagle Funds –  Statement of Additional Information

4.

Proxy Voting Record:  The person responsible for voting proxies shall maintain a record detailing for each Fund (or for each client) in the form of an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the Fund (or client) is entitled to vote:

a.

The name of the issuer of the portfolio security;

b.

The exchange ticker symbol of the portfolio security;

c.

The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

d.

The shareholder meeting date;

e.

A brief identification of the matter voted on;

f.

Whether the matter was proposed by the issuer or by a security holder;

g.

Whether the registrant cast its vote on the matter;

h.

How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.

Whether the registrant cast its vote for or against management.

5.

Memoranda:  In addition to the record required by Part B.5. of these procedures, the person assigned responsibility for voting proxies shall maintain a copy of documents created by Funds (or the adviser) personnel that were material to the voting decision.

6.

Request for Data:  A copy of each written request for a Fund’s voting record and a copy of each written response, if more than a copy of a formatted voting record, shall be maintained.  [The Funds shall consider whether the person requesting the voting record is a shareholder of record.  If the person is not a shareholder of record, that person shall be referred to the SEC’s EDGAR system.]  The report shall be mailed within three days of receipt of a request.

D.  Regulatory Reporting of Proxy Votes

The Funds recognizes that it is required by Rule 30b1-4 under the Investment Funds Act of 1940 to file Form N-PX, Annual Report of Proxy Record of Registered Management Investment Funds, with the SEC not later than August 31st of each year; and that the Form is to contain the Funds’ proxy voting record, separately for each Fund (or series), for the most recent twelve-month period ended June 30.  Therefore, the Funds has adopted the following procedures:

1.

Form Preparation:  Legal and/or Compliance personnel shall prepare Form N-PX, incorporating the spreadsheet prepared as required by Part C.4., prior to August 31st.

2.

Disclosure Control Committee:

3.

Review – Execution:  Funds management shall review, execute and instruct filing of the report on Form N-PX prior to August 31st.

E.  Disclosure of Policies and Procedures for Voting Proxies

The Funds recognizes that is required to disclose the Proxy Voting Procedures and related information in its Registration Statement on Form N-1A, Item 13(f) and Item 22(b)(7) and (8) and (c)(5) and (6).  The Funds also notes the investment adviser’s obligation to disclose its proxy voting procedures.  Therefore, the Funds has adopted the following procedures:

Monteagle Funds –  Statement of Additional Information -  Page 53

1.

Form N-1A:  These procedures shall be included in the Funds’ Statement of Additional Information (“SAI”) in their entirety (attached as an exhibit) and related disclosures shall be added to the SAI.

2.

Adviser’s Disclosures:  In connection with establishing these procedures the Board of Trustees has considered the investment adviser’s proxy voting procedures and does, hereby, acknowledge disclosure by the investment adviser.  It is understood that investment adviser designate personnel (or a designated outside service provider retained by the investment adviser) who are (or is) the person responsible for voting proxies.  Accordingly, the investment adviser is directly and/or indirectly responsible for implementation, operation and disclosure under these procedures.

F. Supervision – Oversight

The Funds’ Vice President and Secretary shall monitor the voting of proxies, SEC reporting concerning proxy voting, and disclosures with respect to proxy voting under these procedures; and shall report to the Board of Trustees at each quarterly meeting with respect to proxy voting under these procedures.

Adopted:  February 18, 2003

Revised:

 August 18, 2006

Revised:   January 23, 2014

Page 54 - Monteagle Funds –  Statement of Additional Information

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS

(a)(1)

Trust Instrument of the Registrant dated November 25, 1997.

(Incorporated herein by reference to Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997.)

(a)(2)

Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(a)(3)

Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant.

(Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 8, 2008.)

(a)(4)

Certificate of Amendment, dated August 6, 2009, to the Trust Instrument of the Registrant.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 10, 2009.)

(a)(5)

Certificate of Amendment to the Certificate of Trust of the Registrant dated September 13, 2013 and filed with the Delaware Secretary of State on September 16, 2013.

(Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(b)

None.

(c)

The following provisions from the Trust’s Trust Instrument (referenced in Item 28(a) above) define the rights of holders of Trust Shares: Articles II, V, VII and IX, and Sections 10.03, 12.04, 12.05, 12.08 and 12.14.

(d)(1)

Management Agreement, dated May 1, 2009, by and between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23(d)(1) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(d)(1)(i)

First Amendment to Monteagle Funds Management Agreement, dated September 17, 2013, between Registrant and Nashville Capital Corporation.

(Incorporated herein by reference to Item 23 (d)(1)(i) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(d)(1)(ii)

Management Agreement, dated May 2, 2017, by and between Registrant and Nashville Capital Corporation.

Filed herewith.

(d)(2)

Sub-Advisory Agreement, dated July 1, 2010, by and among Registrant, Nashville Capital Corporation and Garcia Hamilton & Associates, L.P. (formerly known as Davis Hamilton Jackson & Associates, L.P.), with respect to the Quality Growth Fund.

(Incorporated herein by reference to Item 28(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(d)(2)(i)

Sub-Advisory Agreement, dated September 1, 2017, by and among Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Quality Growth Fund.

Filed herewith.

(d)(3)

Sub-Advisory Agreement, dated September 23, 2005, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

(Incorporated herein by reference to Item 23(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.)

(d)(3)(i)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

Filed herewith.

(d)(4)

Sub-Advisory Agreement, dated July 14, 2006, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(d)(4)(i)

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(Incorporated herein by reference to Item 28(d)(4)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.)

(d)(4)(ii)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

Filed herewith.

(d)(5)

Sub-Advisory Agreement, dated March 31, 2008, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(Incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed January 8, 2008.)

(d)(5)(i)

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(Incorporated herein by reference to Item 28(d)(5)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.)

(d)(5)(ii)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

Filed herewith.

(d)(6)

Sub-Advisory Agreement, dated May 1, 2009, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

(Incorporated herein by reference to Item 23(d)(8) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.)

(d)(6)(i)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

Filed herewith.

(d)(7)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund.

(Incorporated herein by reference to Item 23(d)(7) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(d)(7)(i)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund.

Filed herewith.

(e)(1)

Distribution Agreement, dated December 1, 2016, between Registrant and Arbor Court Capital, LLC.

(Incorporated herein by reference to Item 28(e)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(e)(2)

Form of Selling Group Agreement between Arbor Court Capital, LLC and dealers.

(Incorporated herein by reference to Item 28(e)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(f)

None.

(g)

Custody Agreement, dated May 1, 2009, between Registrant and Huntington National Bank.

(Incorporated herein by reference to Item 23(g) in Registrant’s Registration Statement on Form N-1A filed on November 9, 2009.)

(h)(1)

Transfer Agent Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC.

(Incorporated herein by reference to Item 28(h)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(h)(2)

Accounting Services Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC

(Incorporated herein by reference to Item 23(h)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(i)(1)

Opinion of John H. Lively, The Law Offices of John H. Lively & Associates, Inc., dated December 23, 2010, regarding Monteagle Funds.

(Incorporated by reference to Item 28(i) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.)

(i)(2)

Opinion and Consent of Graydon Head & Ritchey LLP, dated September 17, 2013, regarding The Texas Fund.

(Incorporated herein by reference to Item 23(i)(2) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(i)(3)

Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, dated June 8, 2017, regarding Monteagle Select Value Fund.

(Incorporated herein by reference to Item 28(i)(3) in Registrant’s Registration Statement on Form N-1A filed on June 8, 2017.)

(i)(4)

Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, dated December 21, 2017, regarding Monteagle Funds.

Filed herewith.

(j)

Consent of Independent Registered Public Accounting Firm.

Filed herewith.

(k)

None.

(l)

Investment Representation letter of original purchaser of shares of Registrant.

(Incorporated herein by reference to Item 24(b)(13) in Registrant’s Registration Statement on Form N-1A filed on March 18, 1998.)

(m)

Rule 12b-1 Plan - None.

(n)

Rule 18f-3 Plan.

(Incorporated herein by reference to Item 23(n) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.)

(o)

Reserved.

(p)(1)

Code of Ethics dated February 21, 2004 (Revised February 2, 2007; Revised May 1, 2009; Revised October 24, 2013) adopted by Registrant.

(Incorporated herein by reference to Item 28(p)(1) in Registrant’s Registration Statement on Form N-1A filed on November 1, 2013.)

(p)(2)

Code of Ethics adopted by Garcia Hamilton & Associates, L.P. (Updated January 2014).

(Incorporated herein by reference to Item 23(p)(2) in Registrant’s Registration Statement on Form N-1A filed on December 31, 2014.)

(p)(3)

Code of Ethics dated November 22, 2004, revised February 23, 2005, and November 3, 2005, adopted by Parkway Advisors, L.P.

(Incorporated herein by reference to Item 23(p)(3) in Registrant’s Registration Statement on Form N-1A filed on December 31, 2007.)

(p)(4)

Code of Business Conduct and Ethics, as Revised and Implemented March 20, 2012, adopted by Nashville Capital Corporation.

(Incorporated by reference to Item 28(p)(4) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2012.)

(p)(5)

Code of Ethics dated November 17, 2016, adopted by Howe and Rusling, Inc.

(Incorporated herein by reference to Item 28(p)(5) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(6)

Code of Ethics and Insider Trading Policy adopted by Robinson Investment Group, Inc.

(Incorporated herein by reference to Item 23(p)(9) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.)

(p)(7)

Code of Ethics (Personal Transactions Policies and Procedures Manual), Revised 09/30/09, adopted by T.H. Fitzgerald & Company.

(Incorporated herein by reference to Item 28(p)(7) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(8)

Code of Ethics adopted by Arbor Court Capital, LLC

(Incorporated herein by reference to Item 28(p)(8) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

(p)(9)

Code of Ethics as of May 1, 2013 adopted by J. Team Financial, Inc., d/b/a Team Financial Strategies.

(Incorporated by reference to Item 28(p)(9) in Registrant’s Registration Statement on Form N-1A filed on June 14, 2013.)

Other

Exhibits:

Powers of Attorney on behalf of Larry J. Anderson, David J. Gruber and Jeffrey W. Wallace.

(Incorporated by reference to Item 28(p)(9) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.)

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.

INDEMNIFICATION

Section 10.02 of Registrant's Trust Instrument (Item 28(a) above) provides certain rights of indemnification and advancement of defense expenses to the Registrant’s trustees and officers under the circumstances specified in that section, subject to specified exceptions. That section of the Trust Instrument is incorporated herein by reference from Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997, and this statement of general effect is qualified in its entirety by such reference.

Sections 11 and 12 of the Distribution Agreement (Item 28(e) above) between Registrant and its principal underwriter also provide certain limitations of liability and rights of indemnification to the principal underwriter and certain of its personnel when performing services for Registrant, under the circumstances specified in those sections. Those sections of the Distribution Agreement are incorporated herein by reference from Item 23(e) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009, and this statement of general effect is qualified in its entirety by such reference.

In addition, Registrant has purchased an insurance policy insuring its officers and trustees against certain liabilities incurred in their official capacities, and certain costs of defending claims against the same, under specified circumstances. The insurance policy also insures Registrant against the cost of indemnification payments to trustees and officers under specified circumstances. Registrant and its officers are also covered under a fidelity bond acquired by Registrant pursuant to Rule 17j-1.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)

Nashville Capital Corporation

The descriptions of Nashville Capital Corporation under the caption Management-Investment Adviser in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Nashville Capital Corporation together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Nashville Capital Corporation in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-32593) dated 05/30/2017 and is incorporated by reference herein.

(b)

Parkway Advisors, L.P.

The descriptions of Parkway Advisors, L.P. under the caption Management-Sub-Advisers in the Prospectuses and Statement of Additional Information, constituting certain of Parts A and B, respectively, relating to the Select Value Fund, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Parkway Advisors, L.P. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Parkway Advisors, L.P. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-60265) dated 03/29/17 and is incorporated by reference herein.

(c)

Garcia Hamilton & Associates L.P.

The descriptions of Garcia Hamilton & Associates L.P., (GHA) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Quality Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of GHA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of GHA in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-56194) dated 06/14/2017 and is incorporated by reference herein.

(d)

Howe and Rusling, Inc.

The descriptions of Howe and Rusling, Inc. (H&R) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Fixed Income Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of H&R, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of H&R in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-00294) dated 10/19/2017 and is incorporated by reference herein.

(e)

Robinson Investment Group Inc.

The descriptions of Robinson Investment Group Inc. (Robinson) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Value Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Robinson, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Robinson in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-51450) dated 01/30/2017and is incorporated by reference herein.

(f)

T.H. Fitzgerald & Co. L.L.C.

The descriptions of T.H. Fitzgerald & Co. L.L.C. (Fitzgerald) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to the Informed Investor Growth Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of T.H. Fitzgerald & Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Fitzgerald in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-12196) dated 09/12/2017 and is incorporated by reference herein.

(g)

J. Team Financial, Inc., d/b/a Team Financial Strategies

The descriptions of Team Financial Strategies (Team) under the caption Management-Sub-Advisers in the Prospectus and Statement of Additional Information relating to The Texas Fund constituting certain of Parts A and B, respectively, of this amendment to the Trust's registration statement are incorporated by reference herein.

Information as to the officers and directors of Team, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of Team in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-78596) dated 05/26/2017 and is incorporated by reference herein.

ITEM 32.

PRINCIPAL UNDERWRITERS

(a)

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter for the Registrant. The Distributor also acts as principal underwriter for the following registered investment companies:

CCA Investments Trust

Archer Investment Series Trust

Clark Fork Trust

Frank Funds

PSG Capital Management Trust

The MP63 Fund

The Avondale Funds

TCG Financial Series Trust

GL Beyond Income Fund

Ancora Trust

(b)

The table below provides information for each director, officer or partner of the Distributor:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Gregory B. Getts	Chief Financial Officer, Financial Principal, President	None
David W. Kuhr	Chief Compliance Officer	None

*Messrs. Getts and Kuhr and located at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

(c)

Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Monteagle Funds' administrator, accounting and transfer agent service provider, Mutual Shareholder Services, LLC, located at  8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. The records required to be maintained regarding custody of assets and by the Registrant under Rule 31a-1 (b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Huntington National Bank, 7 Easton Oval / EA4E95, Columbus, Ohio 43219. The records required to be maintained by the Adviser and Sub-advisers and by the Registrant under Rule 31a-1 (b)(5), (6), (7), (9), (10) are maintained at the offices of the Registrant's Adviser and Sub-advisers as listed under the Management-Adviser and Management-Sub-Advisers/Portfolio Manager headings in the Part A Prospectuses included in this amendment to the Trust's registration statement and incorporated herein by reference.

ITEM 34.

MANAGEMENT SERVICES

Not Applicable.

ITEM 35.

UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 60 to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Abilene, State of Texas, on the 22nd day of December, 2017.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/Paul B. Ordonio	President	12/22/2017
Paul B. Ordonio		Date

/s/Bob Anastasi	Treasurer	12/22/2017
Bob Anastasi		Date

*	Trustee	12/22/2017
Larry Joe Anderson		Date

*	Trustee	12/22/2017
David. J. Gruber		Date

*	Trustee	12/22/2017
Jeffrey W. Wallace		Date

*By: /s/ Paul B. Ordonio		12/22/2017
Paul B. Ordonio, Attorney-in-Fact		Date

Exhibit List

Exhibit

(d)(1)(ii)

Management Agreement, dated May 2, 2017, by and between Registrant and Nashville Capital Corporation.

(d)(2)(i)

Sub-Advisory Agreement, dated September 1, 2017, by and among Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Quality Growth Fund.

(d)(3)(i)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund.

(d)(4)(ii)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund.

(d)(5)(ii)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund.

(d)(6)(i)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund.

(d)(7)(i)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund.

(i)(4)

Opinion and Consent of Charles R. Ropka, The Law Office of C. Richard Ropka, dated December 21, 2017, regarding Monteagle Funds.

(j)

Consent of Independent Registered Public Accounting Firm.